UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund® Semi-annual report for the six months ended June 30, 2017

Find opportunities
in global bonds

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2017:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–4.00%	0.33%	3.07%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.95% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Global bonds rallied in the first half of Capital World Bond Fund’s fiscal year. Bond yields (which move inversely to prices) declined in some markets as global economic conditions showed signs of modest improvement. A number of currencies appreciated against the U.S. dollar — providing a tailwind to market returns.

Over the six-month period ended June 30, 2017, the fund recorded a total return of 5.13%; this result outpaced the unmanaged Bloomberg Barclays Global Aggregate Index, which rose 4.41%.

Country positioning contributed most to the fund’s relative result. Less-than-index exposures to the euro zone and Japan, and a greater-than-index exposure to Mexico were especially helpful. Greater relative exposure to the Polish zloty and Hungarian forint also had a positive impact, though low relative exposure to the euro detracted.

The fund’s result also outpaced the Lipper Global Income Funds Average; this peer group measure advanced 4.19%. As a fund category, “Global Income” includes a broad spectrum of funds, such as those that fully hedge currency exposure, and others with substantial investments in high yield (rated BB/Ba and below) bonds or emerging markets bonds.

Results at a glance

For periods ended June 30, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	5.13%	–0.25%	1.09%	3.47%	6.15%
Bloomberg Barclays Global Aggregate Index[2]	4.41	–2.18	0.78	3.69	6.07
Lipper Global Income Funds Average[3]	4.19	1.42	1.63	3.88	6.17

[1]	Since August 4, 1987.
[2]	Bloomberg Barclays source: Bloomberg Index Services Ltd. The Bloomberg Barclays Global Aggregate Index began on December 31, 1989. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Citigroup data: ©2017 Citigroup Index LLC. All rights reserved.
[3]	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Capital World Bond Fund	1

Capital World Bond Fund’s disciplined and diversified relative value approach to investing seeks to consistently deliver returns that outpace global bonds (as measured by the fund’s benchmark). For longer term results see the table on the previous page. The fund paid investors dividends of nine cents in March and June. Fund investors who reinvested their dividends earned an income return of 0.95%, about the same as those who took dividends in cash.

United States

Economic data was mixed: Growth, corporate earnings and U.S. labor market data showed some improvement. However, inflation, capital expenditure and housing indicators fell somewhat short of expectations.

Even so, the Federal Reserve continued to hike interest rates. Following 0.25 percentage points increases in March, and then in June, the federal funds rate stands at 1%–1.25%. The Fed also outlined a potential plan to begin gradually reducing its $4.5 trillion balance sheet.

The yield on the benchmark 10-year U.S. Treasury note ended the six-month period 0.14 percentage points lower at 2.31%. Investment-grade (rated BBB/Baa and above) corporate bonds notched a 3.8% gain. Despite unexpectedly weak inflation data in recent months, Treasury Inflation Protected Securities (TIPS) notched a 0.9% six-month gain. Later in the period, managers took advantage of attractive valuations to add to investments in TIPS (in our view, inflation weakness is likely to be short-lived). Exposure to U.S. corporate bonds declined. The fund has relatively limited investments in high-yield corporates.

Excluding cash, U.S. dollar-denominated debt accounted for 45.5% of the fund’s portfolio as of June 30, before currency hedging; this amount included 14.4% in Treasury bonds and notes.

Europe

Political uncertainty appeared to fade following a decisive victory by pro-European Union centrist candidate Emmanuel Macron in the French presidential election. European Central Bank (ECB) President Mario Draghi hinted that the bank may begin winding down its aggressive stimulus program when inflation picks up sustainably.

The euro-zone economy grew at an annualized rate of 1.9% in the first quarter of 2017 — the fastest pace since 2015. Meanwhile, the unemployment rate has been falling at a pace of about 1% a year and stood at an eight-year low of 9.3% in May. The ECB held short-term rates steady at its June meeting, however, longer term market rates moved significantly higher. The yield on Germany’s benchmark 10-year note climbed 36 basis points to 0.47%. The euro strengthened 8% over the six months.

2	Capital World Bond Fund

Investments in euro-zone bonds accounted for 11.0% of the fund’s portfolio (before currency hedging) as of June 30. Managers added to investments in Portuguese government bonds, and inflation-linked bonds from France and Germany.

Elsewhere in Europe, fund holdings of Hungarian government bonds were reduced. Our research suggests inflation there could move higher, given the current policy stance of the Hungarian central bank. Fund investments in Norwegian bonds were increased amid attractive relative value and the potential we see for the Norwegian krone to appreciate.

Other developed markets

In Japan, the government upgraded its assessment of the economy, citing improvement in consumer spending and capital investment. Though first-quarter annualized gross domestic product was revised lower to 1.0%, Japan has achieved five consecutive quarters of positive growth for the first time since 2006. The labor market has been tightening, and we expect this to contribute to higher inflation over time. The fund’s exposure to Japan remains much less than that of the index. That said, Japanese investments — including a sizable amount of inflation-linked issues — remain meaningful in absolute terms: 13.7%, before currency hedging.

Developing markets

Emerging markets bonds recorded gains as dollar weakness against certain currencies boosted total returns for local bonds. Neither mixed prices for commodities (key exports for developing economies) nor the U.S. Federal Reserve’s decision to raise interest rates diminished investor demand. Exposure to Mexico (a significant contributor to relative results over the six months) was reduced, though it remains among the portfolio’s larger country exposures.

Looking ahead

The global outlook has brightened somewhat, with manufacturing activity and growth showing some steady improvement. The Fed seems likely to raise interest rates gradually, though any adjustments to policy will probably remain closely linked to inflation, which has yet to reach the stated goal of 2%. The European Central Bank looks likely to reduce its official bond-buying program over the next year, and the Bank of Japan could follow suit.

Although fiscal policies may figure more prominently in future efforts to bolster economic activity, concern about the impact of moving away from accommodative monetary policies persists. The possibility of more protectionist trade policies in the U.S. is another source of potential volatility.

Despite recent gains, valuations for some currencies continue to appear quite low. The Polish zloty, Mexican peso, Norwegian krone and Indian rupee were among the fund’s larger exposures as of June 30.

Capital World Bond Fund	3

Portfolio managers have moderated the portfolio’s less-than-index stance in the euro, and increased the magnitude of the underweight in the Japanese yen. Management of exposure to currencies — as well as countries, interest rates and sectors — is a hallmark of this fund’s flexible research-driven approach.

The fund uses derivatives to manage its exposure to interest rates and currencies. Instruments such as interest rate swaps, futures and forward currency contracts are used when cash bonds are unavailable or not attractively priced.

The fund has primarily used derivatives to shift the fund’s currency exposure away from emerging markets currencies and the U.S. dollar, and toward currencies of non-U.S. developed countries (as of June 30, overall currency exposure via derivatives and local currency bonds in combination detracted from the fund’s six-month result relative to the Bloomberg Barclays Global Aggregate Index).

Based on our research, current longer term strategic views reflected in the portfolio include the relenting of dollar strength, and finding value in Central Europe, Scandinavia and select higher quality emerging markets.

Thank you for your continued commitment to long-term investing. We look forward to reporting to you again in six months.

Cordially,

Thomas H. Høgh

President

August 15, 2017

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.89%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.62%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	Capital World Bond Fund

Where the fund’s assets are invested … and how those markets have done over the past six months as of June 30, 2017.

			Bond market total returns[1]
			six months ended
	Capital World Bond Fund		June 30, 2017
	Before	After
	forward	forward	In local		In U.S.
Currency weighting by country	contracts	contracts	currency		dollars
United States[2]	45.5%	46.5%	2.4%		2.4%
EMU[3]	13.8	19.4	–0.5		7.5
Japan	13.7	16.5	–0.3		3.5
Poland	4.3	2.6	2.9		15.9
Mexico	3.4	1.3	6.7		21.8
United Kingdom	2.6	3.4	0.8		5.9
India	2.3	1.0	3.2	[4]	8.4	[4]
Malaysia	2.0	0.9	3.4		8.1
Norway	1.8	1.9	1.2		4.0
Brazil	1.8	0.3	9.3	[4]	7.4	[4]
Australia	1.7	–0.4	2.4		8.4
Colombia	1.2	1.2	6.8	[4]	5.0	[4]
Turkey	1.1	1.1	6.9	[4]	6.8	[4]
Chile	0.8	0.8	2.9		3.7
Canada	0.6	0.3	2.3		5.5
South Africa	0.6	0.1	4.3		8.9
Hungary	0.5	0.5	1.7		8.4
Thailand	0.5	0.3	2.7		8.3
Israel	0.5	0.2	1.7		12.2
Egypt	0.3	0.3	—	[5]	—	[5]
Argentina	0.3	0.3	18.4	[4]	12.8	[4]
Sweden	0.2	1.8	0.0		7.6
Peru	0.1	0.1	10.5	[4]	14.2	[4]
Ghana	0.1	0.1	—	[5]	—	[5]
Philippines	0.1	0.1	7.9	[4]	6.3	[4]
Uruguay	0.1	0.1	—	[5]	—	[5]
New Zealand	0.1	–0.3	3.1		8.2
Czech Republic	0.0	0.1	–2.2		9.5
Switzerland	0.0	–0.1	–0.4		5.6
China	0.0	–0.4	–1.0	[4]	1.5	[4]

[1]	Source: Bloomberg Barclays Global Aggregate Index.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 15.2%.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
[4]	Source: JP Morgan GBI–EM Broad Diversified Index.
[5]	This market is not included in the Bloomberg Barclays Global Aggregate Index or the JP Morgan GBI–EM Broad Diversified Index.

Capital World Bond Fund	5

Summary investment portfolio June 30, 2017	unaudited

Bonds & notes of governments & government agencies outside the U.S.	Percent of net assets
Euro zone*:
Germany	3.15%
Portugal	2.76
Italy	1.40
Spain	1.15
France	.78
Ireland	.77
Belgium	.69
Lithuania	.13
Other	.12
10.95

Japan	13.73
Poland	4.19
Mexico	3.42
United Kingdom	2.33
India	2.27
Malaysia	2.02
Norway	1.79
Brazil	1.76
Australia	1.67
Colombia	1.18
Turkey	1.15
Other	4.59
51.05%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain

6	Capital World Bond Fund

Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 90.01%	Principal amount (000)		Value (000)
Euros 12.65%
Belgium (Kingdom of), Series 77, 1.00% 2026		€70,100	$82,655
Germany (Federal Republic of) 0.10% 2026[1]		78,626	96,710
Germany (Federal Republic of) 0.50% 2026		61,370	71,222
Germany (Federal Republic of) 2.50% 2046		118,425	176,536
Germany (Federal Republic of) 0.10%–4.00% 2023–2037[1]		9,379	12,943
Italy (Republic of) 1.45% 2022		52,700	61,589
Italy (Republic of) 1.35%–4.75% 2021–2025		85,200	106,617
Portuguese Government 2.875% 2025		4,800	5,619
Portuguese Government 2.875% 2026		50,500	58,094
Portuguese Republic 2.20% 2022		86,700	103,575
Portuguese Republic 4.125% 2027		130,725	163,188
Spain (Kingdom of) 1.30%–5.15% 2024–2028[1]		111,068	137,254
Other securities			440,188
			1,516,190

Japanese yen 9.80%
Japan, Series 326, 0.70% 2022		¥7,940,000	73,482
Japan, Series 18, 0.10% 2024[1]		21,176,640	195,301
Japan, Series 19, 0.10% 2024[1]		11,758,230	108,963
Japan, Series 337, 0.30% 2024		5,855,000	53,230
Japan, Series 336, 0.50% 2024		8,340,000	76,923
Japan, Series 340, 0.40% 2025		12,445,000	114,048
Japan, Series 145, 1.70% 2033		7,450,000	79,817
Japan, Series 42, 1.70% 2044		14,420,000	156,821
Japan 0.10%–2.20% 2018–2046[1]		33,693,701	315,923
			1,174,508

Polish zloty 4.19%
Poland (Republic of), Series 0420, 1.50% 2020	PLN	535,650	142,381
Poland (Republic of), Series 1020, 5.25% 2020		333,450	98,686
Poland (Republic of), Series 1021, 5.75% 2021		253,770	77,707
Poland (Republic of), Series 0922, 5.75% 2022		212,555	65,820
Poland (Republic of) 2.00%–4.00% 2021–2025		425,180	117,542
			502,136

Mexican pesos 3.35%
United Mexican States, Series M, 6.50% 2021	MXN	3,991,500	219,297
United Mexican States, Series M20, 10.00% 2024		1,093,500	71,845
United Mexican States 4.00%–10.00% 2019–2046[1]		1,759,360	99,655
Other securities			10,289
			401,086

British pounds 2.54%
United Kingdom 1.50% 2026		£59,600	79,719
United Kingdom 3.25% 2044		35,150	58,492
United Kingdom 3.50% 2045		34,100	59,620
United Kingdom 1.50%–2.25% 2021–2023		58,320	80,967
Other securities			25,119
			303,917

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indian rupees 2.25%
India (Republic of) 7.80% 2021	INR	4,177,400	$67,232
India (Republic of) 8.83% 2023		4,874,600	83,308
India (Republic of) 6.97% 2026		3,780,000	59,909
India (Republic of) 7.59%–7.88% 2023–2034		3,415,560	55,880
Other securities			3,185
			269,514

Malaysian ringgits 2.02%
Malaysia (Federation of) 3.58%–4.79% 2018–2035	MYR	1,038,665	242,326

Norwegian kroner 1.79%
Norway (Kingdom of) 3.75% 2021	NKr	1,286,650	170,659
Norway (Kingdom of) 2.00%–3.00% 2023–2024		335,700	43,668
			214,327

Brazilian reais 1.76%
Brazil (Federative Republic of) 0% 2018	BRL	508,000	144,116
Brazil (Federative Republic of) 0.00%–10.00% 2019–2027[1]		255,624	67,257
			211,373

Australian dollars 1.67%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$	119,900	104,763
Australia (Commonwealth of) 3.25%–5.75% 2022–2029		109,100	95,377
			200,140

Colombian pesos 1.17%
Colombia (Republic of), Series B, 7.00% 2022	COP	161,310,000	55,601
Colombia (Republic of), Series B, 7.50% 2026		157,460,000	55,456
Colombia (Republic of) 3.50%–10.00% 2021–2028[1]		88,485,612	29,403
			140,460

Turkish lira 1.06%
Turkey (Republic of) 9.20% 2021	TRY	245,575	66,900
Turkey (Republic of) 2.00%–11.00% 2020–2024[1]		209,455	60,375
			127,275

Chilean pesos 0.77%
Chile (Banco Central de) 4.50% 2021	CLP	55,665,000	86,468
Other securities			6,251
			92,719

Canadian dollars 0.61%
Canada 2.25% 2025	C$	70,850	57,049
Other securities			15,940
			72,989

U.S. dollars 40.55%
Colombia (Republic of) 4.50% 2026		$1,000	1,067
Turkey (Republic of) 4.88%–6.25% 2022–2026		9,485	10,005
U.S. Treasury 1.125% 2021[2]		195,025	191,058
U.S. Treasury 2.00% 2021[2]		82,150	82,882
U.S. Treasury 2.25% 2025		72,300	72,333

8	Capital World Bond Fund

	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2026	$240,295	$234,379
U.S. Treasury 2.875% 2046	68,825	69,312
U.S. Treasury 3.00% 2047	70,100	72,460
U.S. Treasury 1.13%–3.00% 2019–2047	370,796	362,965
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	175,435	174,665
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	159,417	161,822
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	101,651	101,727
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2045[1]	196,784	200,556
United Mexican States 3.63%–4.75% 2022–2047	19,140	19,143
Other securities		3,106,440
		4,860,814

Other 3.83%
Other securities		459,698

Total bonds, notes & other debt instruments (cost: $10,736,775,000)		10,789,472

Convertible stocks 0.03%
U.S. dollars 0.01%
Other securities		653

Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		2,942

Total convertible stocks (cost: $5,056,000)		3,595

Common stocks 0.02%	Shares
U.S. dollars 0.02%
Other securities		3,047

Total common stocks (cost: $9,214,000)		3,047

Short-term securities 9.89%	Principal amount (000)
American Honda Finance Corp. 0.94%–1.00% due 7/7/2017–7/10/2017	100,000	99,974
Federal Home Loan Bank 0.64%–1.01% due 7/7/2017–8/8/2017	165,100	165,013
Japanese Treasury Discount Bills (0.16)% due 5/21/2018	¥52,950,000	471,165
Victory Receivables Corp. 1.16%–1.30% due 7/13/2017–9/19/2017[3]	$150,000	149,658
Wal-Mart Stores, Inc. 1.11%–1.13% due 7/19/2017–7/21/2017[3]	75,000	74,955
Other securities		224,342

Total short-term securities (cost: $1,182,184,000)		1,185,107
Total investment securities 99.95% (cost: $11,933,229,000)		11,981,221
Other assets less liabilities 0.05%		5,997

Net assets 100.00%		$11,987,218

Capital World Bond Fund	9

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $7,012,000, which represented .06% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $23,832,000, which represented .20% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $13,977,000, an aggregate cost of $16,235,000, and which represented .12% of the net assets of the fund) were acquired from 3/10/2010 to 3/6/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[4]	6/30/2017[5]	at 6/30/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year Euro-Bund Futures	Long	34	September 2017	$3,400	$6,286	$(98)
30 Year Ultra U.S. Treasury Bond Futures	Long	722	September 2017	72,200	119,761	1,625
10 Year U.S. Treasury Note Futures	Long	715	September 2017	71,500	89,755	(222)
10 Year Ultra U.S. Treasury Note Futures	Long	269	September 2017	26,900	36,265	(97)
5 Year U.S. Treasury Note Futures	Long	1,669	October 2017	166,900	196,668	(445)
2 Year U.S. Treasury Note Futures	Short	121	October 2017	(24,200)	(26,149)	23
90 Day Euro Dollar Futures	Short	900	March 2018	(225,000)	(221,490)	100
						$886

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD2,085	ZAR26,975	UBS AG	7/7/2017	$26
USD2,018	ZAR26,150	UBS AG	7/7/2017	21
USD19,013	PLN70,985	JPMorgan Chase	7/7/2017	(142)
SEK473,592	USD54,645	Citibank	7/10/2017	1,602
NOK362,000	USD42,814	Bank of America, N.A.	7/10/2017	556
USD72,493	MYR309,000	JPMorgan Chase	7/10/2017	541
USD87,619	INR5,664,400	JPMorgan Chase	7/10/2017	104
USD30,782	INR1,990,000	JPMorgan Chase	7/10/2017	37
USD5,254	GBP4,050	Bank of New York Mellon	7/10/2017	(23)
EUR4,654	AUD7,000	JPMorgan Chase	7/10/2017	(61)

10	Capital World Bond Fund

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD16,473	GBP13,000	Goldman Sachs	7/10/2017	$(464)
GBP27,049	AUD46,475	UBS AG	7/10/2017	(474)
USD72,495	MXN1,327,600	Bank of America, N.A.	7/10/2017	(535)
USD67,008	MXN1,228,575	Goldman Sachs	7/10/2017	(575)
USD66,892	MXN1,228,575	Bank of America, N.A.	7/10/2017	(691)
JPY4,611,357	USD42,275	HSBC Bank	7/10/2017	(1,258)
EUR64,823	PLN273,434	UBS AG	7/11/2017	297
USD24,525	THB834,700	Bank of America, N.A.	7/11/2017	(46)
USD16,992	AUD22,500	JPMorgan Chase	7/11/2017	(299)
JPY1,567,118	USD14,334	JPMorgan Chase	7/11/2017	(394)
USD35,543	ILS125,800	JPMorgan Chase	7/11/2017	(535)
JPY5,800,000	USD53,051	JPMorgan Chase	7/11/2017	(1,458)
EUR74,700	USD82,254	UBS AG	7/12/2017	3,120
EUR75,469	USD84,696	UBS AG	7/12/2017	1,558
SEK197,119	USD22,653	Barclays Bank PLC	7/12/2017	761
EUR84,303	PLN355,366	HSBC Bank	7/12/2017	457
NOK207,685	USD24,451	Barclays Bank PLC	7/12/2017	433
EUR12,055	USD13,534	Citibank	7/12/2017	243
EUR23,257	GBP20,270	Goldman Sachs	7/13/2017	169
USD5,483	INR353,700	Citibank	7/13/2017	21
USD5,999	GBP4,650	Bank of America, N.A.	7/13/2017	(60)
USD8,985	EUR8,000	Goldman Sachs	7/13/2017	(159)
USD19,091	BRL63,200	Citibank	7/14/2017	75
USD21,211	MXN390,000	Bank of America, N.A.	7/14/2017	(228)
USD18,784	MXN351,425	HSBC Bank	7/14/2017	(534)
EUR12,107	USD13,580	Citibank	7/17/2017	261
USD14,003	INR900,000	JPMorgan Chase	7/17/2017	112
SEK68,192	EUR7,000	Citibank	7/17/2017	100
EUR7,098	NZD11,000	JPMorgan Chase	7/17/2017	56
USD2,165	NZD3,000	JPMorgan Chase	7/17/2017	(33)
USD4,401	CAD6,000	Barclays Bank PLC	7/17/2017	(227)
USD14,576	EUR12,995	Citibank	7/17/2017	(280)
USD15,820	AUD21,000	JPMorgan Chase	7/17/2017	(316)
USD20,574	AUD27,300	Bank of America, N.A.	7/17/2017	(404)
JPY15,164,360	USD137,982	Bank of America, N.A.	7/18/2017	(3,048)
JPY15,841,887	USD144,115	JPMorgan Chase	7/18/2017	(3,152)
EUR42,218	USD47,146	Citibank	7/19/2017	1,124
EUR8,035	USD9,016	UBS AG	7/19/2017	171
SEK39,107	USD4,503	UBS AG	7/19/2017	144
USD50,910	AUD66,830	Citibank	7/19/2017	(441)
JPY1,857,654	USD17,024	HSBC Bank	7/19/2017	(494)
JPY2,898,330	USD26,559	JPMorgan Chase	7/19/2017	(768)
EUR21,064	USD23,528	UBS AG	7/20/2017	557
USD14,439	BRL47,900	HSBC Bank	7/20/2017	47
USD21,222	EUR19,000	Bank of America, N.A.	7/20/2017	(503)
USD2,146	IDR28,589,600	JPMorgan Chase	7/21/2017	6
USD2,395	AUD3,200	JPMorgan Chase	7/21/2017	(64)
USD2,095	NZD3,000	JPMorgan Chase	7/21/2017	(102)
EUR25,842	USD28,800	Goldman Sachs	7/24/2017	756
EUR79,208	NOK755,000	UBS AG	7/24/2017	108
EUR4,872	NZD7,500	JPMorgan Chase	7/24/2017	78
USD29,941	ZAR393,200	JPMorgan Chase	7/24/2017	20
USD11,266	INR730,800	Barclays Bank PLC	7/24/2017	(3)

Capital World Bond Fund	11

Forward currency contracts (continued)

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD17,852	ZAR234,800	UBS AG	7/24/2017	$(16)
USD3,620	NZD5,000	JPMorgan Chase	7/24/2017	(42)
EUR10,220	GBP9,010	HSBC Bank	7/24/2017	(57)
USD3,179	EUR2,830	UBS AG	7/24/2017	(57)
USD3,566	EUR3,200	JPMorgan Chase	7/24/2017	(93)
USD60,269	MYR260,410	JPMorgan Chase	7/24/2017	(330)
JPY7,565,659	USD67,960	HSBC Bank	7/24/2017	(621)
USD44,550	AUD58,800	UBS AG	7/24/2017	(628)
EUR47,856	USD53,938	Bank of America, N.A.	7/25/2017	797
JPY2,601,220	USD23,366	UBS AG	7/25/2017	(212)
JPY1,937,908	USD17,400	Goldman Sachs	7/27/2017	(149)
USD23,400	AUD31,025	Bank of America, N.A.	7/27/2017	(437)
JPY5,005,864	USD45,037	Bank of America, N.A.	7/27/2017	(475)
USD32,092	AUD42,550	Bank of America, N.A.	7/27/2017	(599)
JPY2,203,574	EUR17,750	Goldman Sachs	7/27/2017	(688)
JPY7,826,342	USD70,366	Citibank	7/27/2017	(696)
EUR83,098	USD93,115	Barclays Bank PLC	7/28/2017	1,945
EUR82,982	USD93,115	Goldman Sachs	7/28/2017	1,812
EUR45,000	USD50,433	Citibank	7/28/2017	1,044
EUR31,027	USD34,800	Citibank	7/28/2017	694
SEK87,989	USD10,107	Goldman Sachs	7/28/2017	355
NOK42,277	USD4,991	Goldman Sachs	7/28/2017	76
EUR7,071	PLN30,000	Citibank	7/28/2017	(5)
NOK142,311	EUR15,000	Citibank	7/28/2017	(103)
SEK745,104	USD87,700	Goldman Sachs	8/3/2017	924
GBP109,982	EUR124,900	Bank of America, N.A.	8/4/2017	484
EUR4,884	USD5,475	Bank of America, N.A.	8/4/2017	113
USD1,676	ILS5,900	Bank of America, N.A.	8/4/2017	(17)
USD1,093	EUR975	JPMorgan Chase	8/4/2017	(23)
USD4,521	GBP3,500	Bank of America, N.A.	8/4/2017	(43)
USD5,475	GBP4,300	Bank of America, N.A.	8/4/2017	(132)
USD8,610	EUR7,680	UBS AG	8/4/2017	(178)
NOK149,862	CHF17,000	Bank of America, N.A.	8/10/2017	189
USD7,894	BRL26,275	JPMorgan Chase	8/10/2017	34
USD23,147	NZD31,850	Citibank	8/10/2017	(175)
USD36,682	CAD47,830	Goldman Sachs	8/10/2017	(229)
CZK262,170	EUR10,000	Citibank	8/11/2017	49
USD45,776	CNH320,000	Citibank	8/14/2017	(1,254)
JPY12,195,000	USD110,723	HSBC Bank	8/14/2017	(2,083)
USD11,577	SEK100,000	HSBC Bank	8/16/2017	(326)
SEK154,107	USD17,759	Barclays Bank PLC	8/17/2017	584
USD6,839	GBP5,350	Bank of New York Mellon	8/18/2017	(140)
USD4,003	ILS14,100	HSBC Bank	8/21/2017	(47)
USD12,002	EUR10,730	Citibank	8/21/2017	(287)
JPY4,334,444	USD39,063	HSBC Bank	8/23/2017	(436)
USD26,951	EUR24,000	Bank of America, N.A.	8/23/2017	(539)
USD11,457	SEK100,000	HSBC Bank	9/20/2017	(470)
USD144,325	BRL472,000	JPMorgan Chase	3/29/2018	8,375
USD363,513	JPY40,150,000	Citibank	5/21/2018	669
USD115,890	JPY12,800,000	Citibank	5/21/2018	213
				$2,560

12	Capital World Bond Fund

Swap contracts

Interest rate swaps

							Unrealized
						Upfront	(depreciation)
					Value at	payments/	appreciation
		Expiration	Notional		6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)		(000)	(000)	(000)
U.S. EFFR	1.299%	1/31/2018		$1,760,000	$(53)	$—	$(53)
1.707%	3-month USD-LIBOR	3/16/2019		130,000	320	—	320
1.6505%	3-month USD-LIBOR	3/21/2019		250,000	360	—	360
1.325%	U.S. EFFR	4/6/2019		60,000	(67)	—	(67)
1.345%	6-month NOK-NIBOR	12/16/2019	NKr	350,000	163	—	163
6-month EURIBOR	(0.1003)%	12/16/2019		€32,000	(65)	—	(65)
1.36%	6-month NOK-NIBOR	12/19/2019	NKr	500,000	255	—	255
2.046%	3-month AUD-BBSW	2/10/2020	A$	40,000	(85)	—	(85)
2.5725%	3-month NZD-BBR-FRA	2/13/2020	NZ$	40,000	82	—	82
3-month USD-LIBOR	1.6597%	2/13/2020		$60,000	49	—	49
1.9207%	6-month AUD-BBSW	5/22/2020	A$	27,000	(160)	—	(160)
3-month USD-LIBOR	1.6332%	5/23/2020		$18,000	47	—	47
1.572%	3-month USD-LIBOR	9/16/2020		60,000	(361)	—	(361)
1.0625%	3-month Canada BA	11/5/2020	C$	80,000	(850)	—	(850)
2.22%	6-month AUD-BBSW	11/7/2020	A$	80,000	(293)	—	(293)
3-month USD-LIBOR	1.358%	11/8/2020		$60,000	710	—	710
3-month USD-LIBOR	1.365%	11/8/2020		60,000	703	—	703
3-month USD-LIBOR	1.67%	11/14/2020		55,000	325	—	325
2.86%	3-month NZD-BBR-FRA	11/14/2020	NZ$	80,000	(68)	—	(68)
1.2185%	3-month USD-LIBOR	2/8/2021		$70,000	(1,449)	—	(1,449)
6.775%	28-day MXN-TIIE	6/20/2022	MXN	1,100,000	(64)	—	(64)
6.73%	28-day MXN-TIIE	6/20/2022		850,000	(140)	—	(140)
3-month USD-LIBOR	1.5075%	9/22/2026		$9,600	591	—	591
3-month USD-LIBOR	2.468%	12/19/2026		10,000	(193)	—	(193)
6-month HUF-BUBOR	2.58%	3/31/2027	HUF	11,590,000	(1,261)	—	(1,261)
3-month SEK-STIBOR	1.125%	4/28/2027	SKr	100,000	94	—	94
0.8153%	6-month EURIBOR	4/28/2027		€10,000	(72)	—	(72)
6-month EURIBOR	0.7952%	5/23/2027		12,500	129	—	129
6-month CZK-PRIBOR	1.149%	6/15/2027	CZK	120,000	65	—	65
0.7638%	6-month EURIBOR	6/15/2027		€4,500	(65)	—	(65)
6-month EURIBOR	0.7962%	9/22/2036		14,700	1,881	—	1,881
3-month USD-LIBOR	2.562%	11/4/2045		$20,000	(144)	—	(144)
3-month USD-LIBOR	2.52611%	11/24/2045		67,000	24	—	24
3-month USD-LIBOR	2.535%	11/24/2045		8,000	(12)	—	(12)
3-month USD-LIBOR	2.556%	11/27/2045		47,000	(281)	—	(281)
3-month USD-LIBOR	2.354%	1/29/2046		30,000	1,105	—	1,105
3-month USD-LIBOR	2.116%	4/15/2046		14,000	1,234	—	1,234
3-month USD-LIBOR	1.794%	8/3/2046		50,000	7,910	—	7,910
3-month USD-LIBOR	1.9095%	10/11/2046		30,000	4,019	—	4,019
3-month USD-LIBOR	2.699%	1/31/2047		20,000	(745)	—	(745)
3-month USD-LIBOR	2.659%	2/8/2047		15,000	(425)	—	(425)
3-month USD-LIBOR	2.696%	3/7/2047		20,000	(733)	—	(733)
6-month EURIBOR	1.4162%	3/8/2047		€18,000	612	—	612
6-month EURIBOR	1.4247%	4/28/2047		20,000	638	—	638
						$—	$13,730

Capital World Bond Fund	13

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $73,813,000, which represented .62% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,281,528,000, which represented 10.69% of the net assets of the fund.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BA = Banker’s acceptances

BBR = Bank base rate

BBSW = Bank Bill Swap

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward rate agreement

GBP/£ = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NIBOR = Norwegian Interbank Offered Rate

NOK/NKr = Norwegian kroner

NZD/NZ$ = New Zealand dollars

PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate

SEK/SKr = Swedish kronor

STIBOR = Stockholm Interbank Offered Rate

THB = Thai baht

TIIE = Interbank Equilibrium Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

14	Capital World Bond Fund

Financial statements

Statement of assets and liabilities at June 30, 2017	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $11,933,229)		$11,981,221
Cash		3,400
Cash denominated in currencies other than U.S. dollars (cost: $9,658)		9,668
Unrealized appreciation on open forward currency contracts		31,918
Receivables for:
Sales of investments	$260,405
Sales of fund’s shares	23,342
Closed forward currency contracts	1,133
Variation margin on futures contracts	57
Variation margin on swap contracts	2,050
Interest	100,920
Other	1,485	389,392
		12,415,599
Liabilities:
Unrealized depreciation on open forward currency contracts		29,358
Payables for:
Purchases of investments	370,502
Repurchases of fund’s shares	15,268
Closed forward currency contracts	1,987
Investment advisory services	4,412
Services provided by related parties	2,386
Trustees’ deferred compensation	223
Variation margin on futures contracts	1,097
Variation margin on swap contracts	881
Other	2,267	399,023
Net assets at June 30, 2017		$11,987,218

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,201,426
Distributions in excess of net investment income		(5,935)
Accumulated net realized loss		(273,999)
Net unrealized appreciation		65,726
Net assets at June 30, 2017		$11,987,218

See Notes to Financial Statements

Capital World Bond Fund	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (607,485 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$5,797,885	293,564	$19.75
Class C	304,123	15,662	19.42
Class T	10	1	19.75
Class F-1	315,446	16,011	19.70
Class F-2	976,602	49,525	19.72
Class F-3	1,434,269	72,672	19.74
Class 529-A	294,922	14,891	19.80
Class 529-C	108,692	5,559	19.55
Class 529-E	15,806	803	19.68
Class 529-T	10	1	19.75
Class 529-F-1	36,602	1,859	19.68
Class R-1	9,152	468	19.56
Class R-2	130,782	6,692	19.54
Class R-2E	2,931	149	19.71
Class R-3	139,401	7,068	19.72
Class R-4	114,356	5,794	19.74
Class R-5E	102	5	19.73
Class R-5	81,628	4,131	19.76
Class R-6	2,224,499	112,630	19.75

See Notes to Financial Statements

16	Capital World Bond Fund

Statement of operations for the six months ended June 30, 2017	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,078)	$186,245
Dividends	269	$186,514
Fees and expenses*:
Investment advisory services	26,688
Distribution services	10,712
Transfer agent services	9,290
Administrative services	1,866
Reports to shareholders	870
Registration statement and prospectus	520
Trustees’ compensation	62
Auditing and legal	46
Custodian	1,458
Other	223
Total fees and expenses before reimbursement	51,735
Less transfer agent services reimbursement	1
Total fees and expenses after reimbursement		51,734
Net investment income		134,780

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $1,457)	(66,636)
Futures contracts	4,534
Forward currency contracts	(41,773)
Swap contracts	(3,202)
Currency transactions	(13,782)	(120,859)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $936)	573,570
Futures contracts	937
Forward currency contracts	29,706
Swap contracts	(3,573)
Currency translations	3,190	603,830
Net realized loss and unrealized appreciation		482,971
Net increase in net assets resulting from operations		$617,751

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Capital World Bond Fund	17

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2017*	Three months ended December 31, 2016†	Year ended September 30, 2016
Operations:
Net investment income	$134,780	$65,969	$250,362
Net realized (loss) gain	(120,859)	(161,561)	1,766
Net unrealized appreciation (depreciation)	603,830	(724,241)	719,999
Net increase (decrease) in net assets resulting from operations	617,751	(819,833)	972,127

Dividends and distributions paid to shareholders:
Dividends from net investment income	(118,991)	(76,502)	(152,624)
Distributions from net realized gain on investments	—	(42,817)	—
Return of capital	—	(28,799)	—
Total dividends and distributions paid to shareholders	(118,991)	(148,118)	(152,624)

Net capital share transactions	(450,582)	285,846	(827,841)

Total increase (decrease) in net assets	48,178	(682,105)	(8,338)

Net assets:
Beginning of period	11,939,040	12,621,145	12,629,483
End of period (including distributions in excess of net investment income and undistributed net investment income: $(5,935), $(21,724) and $(7,752), respectively)	$11,987,218	$11,939,040	$12,621,145

*Unaudited

† In 2016, the fund changed its fiscal year-end from September to December.

See Notes to Financial Statements

18	Capital World Bond Fund

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital World Bond Fund	19

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

20	Capital World Bond Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

Capital World Bond Fund	21

appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

22	Capital World Bond Fund

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,516,190	$—	$1,516,190
Japanese yen	—	1,174,508	—	1,174,508
Polish zloty	—	502,136	—	502,136
Mexican pesos	—	401,086	—	401,086
British pounds	—	303,917	—	303,917
Indian rupees	—	269,514	—	269,514
Malaysian ringgits	—	242,326	—	242,326
U.S. dollars	—	4,860,146	668	4,860,814
Other	—	1,518,981	—	1,518,981
Convertible stocks	—	653	2,942	3,595
Common stocks	298	1,326	1,423	3,047
Short-term securities	—	1,185,107	—	1,185,107
Total	$298	$11,975,890	$5,033	$11,981,221

Capital World Bond Fund	23

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,748	$—	$—	$1,748
Unrealized appreciation on open forward currency contracts	—	31,918	—	31,918
Unrealized appreciation on interest rate swaps	—	21,316	—	21,316
Liabilities:
Unrealized depreciation on futures contracts	(862)	—	—	(862)
Unrealized depreciation on open forward currency contracts	—	(29,358)	—	(29,358)
Unrealized depreciation on interest rate swaps	—	(7,586)	—	(7,586)
Total	$886	$16,290	$—	$17,176

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in

24	Capital World Bond Fund

lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an

Capital World Bond Fund	25

opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the

26	Capital World Bond Fund

securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

Capital World Bond Fund	27

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $202,085,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $2,832,146,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as

28	Capital World Bond Fund

collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $1,536,193,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, June 30, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures contracts	Interest	Net unrealized appreciation*	$1,748	Net unrealized depreciation*	$862
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	31,918	Unrealized depreciation on open forward currency contracts	29,358
Forward currency	Currency	Receivables for closed forward currency contracts	1,133	Payables for closed forward currency contracts	1,987
Interest rate swaps	Interest	Net unrealized appreciation*	21,316	Net unrealized depreciation*	7,586
			$56,115		$39,793

See page 30 for footnote.

Capital World Bond Fund	29

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures contracts	Interest	Net realized gain on futures contracts	$4,534	Net unrealized appreciation on futures contracts	$937
Forward currency	Currency	Net realized loss on forward currency contracts	(41,773)	Net unrealized appreciation on forward currency contracts	29,706
Interest rate swaps	Interest	Net realized loss on interest rate swaps	(3,202)	Net unrealized depreciation on interest rate swaps	(3,573)
			$(40,441)		$27,070

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts, forward currency contracts and interest rate swaps. For forward currency contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For futures contracts and interest rate swaps, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

30	Capital World Bond Fund

The following tables present the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2017, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$2,167	$(2,167)	$—	$—	$—
Barclays Bank PLC	3,722	(230)	(3,114)	—	378
Citibank	6,950	(3,242)	(2,387)	—	1,321
Goldman Sachs	4,182	(3,003)	—	—	1,179
HSBC Bank	567	(567)	—	—	—
JPMorgan Chase	9,461	(8,479)	(982)	—	—
UBS AG	6,002	(1,565)	(4,303)	—	134
Total	$33,051	$(19,253)	$(10,786)	$—	$3,012
Liabilities:
Bank of America, N.A.	$8,191	$(2,167)	$(6,024)	$—	$—
Bank of New York Mellon	163	—	—	—	163
Barclays Bank PLC	230	(230)	—	—	—
Citibank	3,242	(3,242)	—	—	—
Goldman Sachs	3,003	(3,003)	—	—	—
HSBC Bank	6,472	(567)	(4,753)	—	1,152
JPMorgan Chase	8,479	(8,479)	—	—	—
UBS AG	1,565	(1,565)	—	—	—
Total	$31,345	$(19,253)	$(10,777)	$—	$1,315

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2013, by state tax authorities for tax years before 2012 and by tax authorities outside the U.S. for tax years before 2014.

Capital World Bond Fund	31

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Late year ordinary loss deferral*	$(11,990)
Capital loss carryforward†	(176,408)

*	This deferral is considered incurred in the subsequent year.
†	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$289,768
Gross unrealized depreciation on investment securities	(257,009)
Net unrealized appreciation on investment securities	32,759
Cost of investment securities	11,948,462

32	Capital World Bond Fund

All or a portion of any income dividends or capital gain distributions paid during the current fiscal year may be classified as a return of capital. The actual amount of return of capital will be determined as of December 31, 2017.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid
Class A	$53,240		$—	$53,240
Class B1	—		—	—
Class C	1,663		—	1,663
Class T2	—	[3]	—	—	[3]
Class F-1	3,082		—	3,082
Class F-2	16,270		—	16,270
Class F-3[4]	7,962		—	7,962
Class 529-A	2,575		—	2,575
Class 529-B1	—		—	—
Class 529-C	560		—	560
Class 529-E	125		—	125
Class 529-T2	—	[3]	—	—	[3]
Class 529-F-1	356		—	356
Class R-1	54		—	54
Class R-2	776		—	776
Class R-2E	19		—	19
Class R-3	1,117		—	1,117
Class R-4	1,061		—	1,061
Class R-5E	—	[3]	—	—	[3]
Class R-5	874		—	874
Class R-6	29,257		—	29,257
Total	$118,991		$—	$118,991

See page 34 for footnotes.

Capital World Bond Fund	33

	Period ended December 31, 2016								Year ended September 30, 2016
Share class	Ordinary income		Long-term capital gains		Return of capital		Total dividends paid		Ordinary income		Long-term capital gains	Total dividends paid
Class A	$36,287		$21,022		$13,660		$70,969		$74,286		$—	$74,286
Class B1	8		15		3		26		75		—	75
Class C	1,098		1,239		413		2,750		1,919		—	1,919
Class F-1	2,068		1,179		778		4,025		9,419		—	9,419
Class F-2	13,269		6,851		4,995		25,115		25,227		—	25,227
Class 529-A	1,691		1,033		636		3,360		3,366		—	3,366
Class 529-B1	1		1		—	[3]	2		5		—	5
Class 529-C	328		400		124		852		517		—	517
Class 529-E	82		56		31		169		152		—	152
Class 529-F-1	242		127		91		460		523		—	523
Class R-1	36		39		14		89		66		—	66
Class R-2	487		486		183		1,156		717		—	717
Class R-2E	8		7		3		18		4		—	4
Class R-3	733		505		276		1,514		1,303		—	1,303
Class R-4	689		383		260		1,332		1,240		—	1,240
Class R-5E5	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class R-5	562		274		212		1,048		2,329		—	2,329
Class R-6	18,913		9,200		7,120		35,233		31,476		—	31,476
Total	$76,502		$42,817		$28,799		$148,118		$152,624		$—	$152,624

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class R-5E shares began investment operations on November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2017, the investment advisory services fee was $26,688,000, which was equivalent to an annualized rate of 0.443% of average daily net assets.

34	Capital World Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of June 30, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that

Capital World Bond Fund	35

provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$6,833	$6,492		$287		Not applicable
Class B1	6	2		Not applicable		Not applicable
Class C	1,575	365		79		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	395	154		79		Not applicable
Class F-2	Not applicable	1,353		485		Not applicable
Class F-3[4]	Not applicable	22		55		Not applicable
Class 529-A	319	290		72		$98
Class 529-B1	1	—	[3]	—	[3]	—	[3]
Class 529-C	529	114		27		36
Class 529-E	38	8		4		5
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	35		9		12
Class R-1	49	8		2		Not applicable
Class R-2	481	242		32		Not applicable
Class R-2E	7	3		1		Not applicable
Class R-3	344	119		35		Not applicable
Class R-4	135	60		27		Not applicable
Class R-5E	Not applicable	—	[3]	—	[3]	Not applicable
Class R-5	Not applicable	23		20		Not applicable
Class R-6	Not applicable	—	[3]	652		Not applicable
Total class-specific expenses	$10,712	$9,290		$1,866		$151

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

36	Capital World Bond Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $62,000 in the fund’s statement of operations reflects $43,000 in current fees (either paid in cash or deferred) and a net increase of $19,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Capital World Bond Fund	37

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

				Reinvestments of						Net (decrease)
	Sales[1]			dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017

Class A	$414,620	21,355		$52,355		2,687		$(729,611)	(37,661)	$(262,636)	(13,619)
Class B2	16	1		—		—		(4,228)	(222)	(4,212)	(221)
Class C	15,984	839		1,631		85		(62,928)	(3,310)	(45,313)	(2,386)
Class T3	10	1		—		—		—	—	10	1
Class F-1	38,913	2,018		3,023		155		(61,790)	(3,197)	(19,854)	(1,024)
Class F-2	580,919	30,068		15,860		822		(1,649,876)	(83,499)	(1,053,097)	(52,609)
Class F-3[4]	1,454,161	73,211		7,820		395		(18,496)	(934)	1,443,485	72,672
Class 529-A	15,850	814		2,574		132		(23,815)	(1,229)	(5,391)	(283)
Class 529-B2	3	—	[5]	—		—		(406)	(21)	(403)	(21)
Class 529-C	5,285	275		560		29		(10,648)	(557)	(4,803)	(253)
Class 529-E	805	42		125		6		(1,191)	(62)	(261)	(14)
Class 529-T3	10	1		—	[5]	—	[5]	—	—	10	1
Class 529-F-1	4,000	207		356		18		(3,799)	(198)	557	27
Class R-1	853	44		54		3		(2,969)	(155)	(2,062)	(108)
Class R-2	15,448	807		775		40		(24,098)	(1,261)	(7,875)	(414)
Class R-2E	1,108	57		19		2		(292)	(15)	835	44
Class R-3	21,371	1,107		1,116		57		(28,657)	(1,484)	(6,170)	(320)
Class R-4	19,968	1,032		1,061		54		(17,747)	(919)	3,282	167
Class R-5E	90	4		—	[5]	—	[5]	— [5]	— [5]	90	4
Class R-5	11,749	607		874		45		(10,309)	(533)	2,314	119
Class R-6	455,545	23,588		29,257		1,505		(973,890)	(49,689)	(489,088)	(24,596)
Total net increase (decrease)	$3,056,708	156,078		$117,460		6,035		$(3,624,750)	(184,946)	$(450,582)	(22,833)

38	Capital World Bond Fund

				Reinvestments of
				dividends and					Net (decrease)
	Sales[1]			distributions			Repurchases[1]		increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Period ended December 31, 2016

Class A	$209,057	10,685		$69,870	3,617		$(460,612)	(23,674)	$(181,685)	(9,372)
Class B	21	1		27	2		(3,811)	(195)	(3,763)	(192)
Class C	9,806	510		2,704	143		(37,905)	(1,981)	(25,395)	(1,328)
Class F-1	19,200	980		3,951	205		(40,997)	(2,112)	(17,846)	(927)
Class F-2	364,484	18,651		24,470	1,271		(181,293)	(9,352)	207,661	10,570
Class 529-A	9,225	474		3,359	174		(14,802)	(764)	(2,218)	(116)
Class 529-B	7	—	[5]	2	—	[5]	(476)	(24)	(467)	(24)
Class 529-C	3,231	167		852	45		(7,783)	(408)	(3,700)	(196)
Class 529-E	552	28		168	9		(909)	(47)	(189)	(10)
Class 529-F-1	1,612	84		458	24		(3,662)	(191)	(1,592)	(83)
Class R-1	458	24		88	5		(719)	(37)	(173)	(8)
Class R-2	8,755	454		1,154	61		(13,494)	(700)	(3,585)	(185)
Class R-2E	987	49		18	1		(100)	(5)	905	45
Class R-3	11,038	565		1,511	78		(12,466)	(642)	83	1
Class R-4	8,947	459		1,330	69		(12,579)	(646)	(2,302)	(118)
Class R-5E	—	—		—	—		—	—	—	—
Class R-5	7,120	362		1,048	54		(4,644)	(240)	3,524	176
Class R-6	305,750	15,767		35,167	1,821		(24,329)	(1,245)	316,588	16,343
Total net increase (decrease)	$960,250	49,260		$146,177	7,579		$(820,581)	(42,263)	$285,846	14,576

See page 40 for footnotes.

Capital World Bond Fund	39

			Reinvestments of					Net (decrease)
	Sales[1]		dividends			Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2016

Class A	$853,814	43,280	$72,934	3,719		$(1,241,238)	(63,140)	$(314,490)	(16,141)
Class B	561	29	74	4		(28,837)	(1,474)	(28,202)	(1,441)
Class C	47,499	2,450	1,877	96		(115,371)	(5,974)	(65,995)	(3,428)
Class F-1	269,616	14,009	9,371	493		(2,073,036)	(106,840)	(1,794,049)	(92,338)
Class F-2	2,588,506	131,684	24,363	1,238		(1,662,752)	(83,619)	950,117	49,303
Class 529-A	34,708	1,758	3,365	171		(59,360)	(3,009)	(21,287)	(1,080)
Class 529-B	103	5	5	—	[5]	(2,520)	(128)	(2,412)	(123)
Class 529-C	15,473	794	517	27		(30,573)	(1,571)	(14,583)	(750)
Class 529-E	1,997	101	151	8		(2,755)	(140)	(607)	(31)
Class 529-F-1	6,464	328	523	27		(12,519)	(640)	(5,532)	(285)
Class R-1	2,007	103	66	3		(5,079)	(262)	(3,006)	(156)
Class R-2	34,469	1,771	717	36		(45,267)	(2,330)	(10,081)	(523)
Class R-2E	1,323	68	4	—	[5]	(154)	(8)	1,173	60
Class R-3	39,795	2,022	1,301	66		(50,703)	(2,585)	(9,607)	(497)
Class R-4	40,159	2,014	1,239	63		(29,994)	(1,526)	11,404	551
Class R-5E6	10	1	—	—		—	—	10	1
Class R-5	36,589	1,871	2,329	119		(120,056)	(6,034)	(81,138)	(4,044)
Class R-6	648,058	32,722	31,445	1,605		(119,059)	(6,136)	560,444	28,191
Total net increase (decrease)	$4,621,151	235,010	$150,281	7,675		$(5,599,273)	(285,416)	$ (827,841)	(42,731)

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Amount less than one thousand.
[6]	Class R-5E shares began investment operations on November 20, 2015.

40	Capital World Bond Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,881,761,000 and $6,838,208,000, respectively, during the six months ended June 30, 2017.

Capital World Bond Fund	41

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income	unrealized)	operations
Class A
6/30/2017[4,5]	$18.96	$0.20	$0.77	$0.97
12/31/2016[4,8]	20.51	0.10	(1.42)	(1.32)
9/30/2016	19.21	0.38	1.15	1.53
9/30/2015	20.49	0.39	(1.20)	(0.81)
9/30/2014	20.32	0.47	0.13	0.60
9/30/2013	21.63	0.43	(1.02)	(0.59)
9/30/2012	20.48	0.51	1.08	1.59
Class C
6/30/2017[4,5]	18.64	0.13	0.75	0.88
12/31/2016[4,8]	20.13	0.06	(1.40)	(1.34)
9/30/2016	18.88	0.22	1.12	1.34
9/30/2015	20.18	0.23	(1.19)	(0.96)
9/30/2014	20.01	0.30	0.13	0.43
9/30/2013	21.30	0.26	(1.00)	(0.74)
9/30/2012	20.21	0.34	1.07	1.41
Class T
6/30/2017[4,5,9]	19.32	0.11	0.42	0.53
Class F-1
6/30/2017[4,5]	18.92	0.21	0.76	0.97
12/31/2016[4,8]	20.46	0.10	(1.41)	(1.31)
9/30/2016	19.09	0.38	1.13	1.51
9/30/2015	20.37	0.40	(1.21)	(0.81)
9/30/2014	20.20	0.47	0.13	0.60
9/30/2013	21.51	0.43	(1.02)	(0.59)
9/30/2012	20.37	0.50	1.09	1.59
Class F-2
6/30/2017[4,5]	18.93	0.23	0.76	0.99
12/31/2016[4,8]	20.49	0.12	(1.42)	(1.30)
9/30/2016	19.20	0.44	1.14	1.58
9/30/2015	20.48	0.45	(1.21)	(0.76)
9/30/2014	20.31	0.52	0.14	0.66
9/30/2013	21.62	0.49	(1.02)	(0.53)
9/30/2012	20.45	0.56	1.10	1.66
Class F-3
6/30/2017[4,5,12]	19.08	0.23	0.65	0.88

42	Capital World Bond Fund

Dividends, distributions and return of capital:
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(0.18)	$—	$—	$(0.18)	$19.75	5.13%[6]	$5,798		0.97%[7]		0.97%[7]		2.13%[7]
(0.12)	(0.07)	(0.04)	(0.23)	18.96	(6.51)[6]	5,824		0.24	[6]	0.24	[6]	0.52	[6]
(0.23)	—	—	(0.23)	20.51	8.08	6,494		0.94		0.94		1.94
(0.19)	(0.28)	—	(0.47)	19.21	(4.05)	6,393		0.93		0.93		1.99
(0.43)	—	—	(0.43)	20.49	2.98	7,176		0.90		0.90		2.27
(0.44)	(0.28)	—	(0.72)	20.32	(2.80)	7,384		0.91		0.91		2.09
(0.44)	—	—	(0.44)	21.63	7.89	8,306		0.89		0.89		2.43

(0.10)	—	—	(0.10)	19.42	4.74 [6]	304		1.77	[7]	1.77	[7]	1.32	[7]
(0.06)	(0.07)	(0.02)	(0.15)	18.64	(6.72)[6]	337		0.44	[6]	0.44	[6]	0.32	[6]
(0.09)	—	—	(0.09)	20.13	7.19	390		1.74		1.74		1.14
(0.06)	(0.28)	—	(0.34)	18.88	(4.80)	431		1.73		1.73		1.19
(0.26)	—	—	(0.26)	20.18	2.17	552		1.70		1.70		1.49
(0.27)	(0.28)	—	(0.55)	20.01	(3.55)	654		1.71		1.71		1.28
(0.32)	—	—	(0.32)	21.30	7.05	813		1.68		1.68		1.63

(0.10)	—	—	(0.10)	19.75	2.75 [6,10]	—	[11]	0.17	[6,10]	0.17	[6,10]	0.56	[6,10]

(0.19)	—	—	(0.19)	19.70	5.13 [6]	315		0.89	[7]	0.89	[7]	2.20	[7]
(0.12)	(0.07)	(0.04)	(0.23)	18.92	(6.47)[6]	322		0.22	[6]	0.22	[6]	0.53	[6]
(0.14)	—	—	(0.14)	20.46	8.01	368		0.94		0.94		1.98
(0.19)	(0.28)	—	(0.47)	19.09	(4.05)	2,106		0.91		0.91		2.03
(0.43)	—	—	(0.43)	20.37	3.01	1,951		0.90		0.90		2.27
(0.44)	(0.28)	—	(0.72)	20.20	(2.81)	1,896		0.91		0.91		2.09
(0.45)	—	—	(0.45)	21.51	7.91	1,849		0.88		0.88		2.39

(0.20)	—	—	(0.20)	19.72	5.25 [6]	977		0.68	[7]	0.68	[7]	2.39	[7]
(0.14)	(0.07)	(0.05)	(0.26)	18.93	(6.42)[6]	1,933		0.16	[6]	0.16	[6]	0.60	[6]
(0.29)	—	—	(0.29)	20.49	8.37	1,876		0.65		0.65		2.21
(0.24)	(0.28)	—	(0.52)	19.20	(3.77)	811		0.65		0.65		2.28
(0.49)	—	—	(0.49)	20.48	3.29	990		0.61		0.61		2.54
(0.50)	(0.28)	—	(0.78)	20.31	(2.53)	621		0.64		0.64		2.35
(0.49)	—	—	(0.49)	21.62	8.23	723		0.62		0.62		2.67

(0.22)	—	—	(0.22)	19.74	4.65 [6]	1,434		0.23	[6]	0.23	[6]	1.16	[6]

See page 49 for footnotes.

Capital World Bond Fund	43

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A
6/30/2017[4,5]	$19.01	$0.20	$0.76	$0.96
12/31/2016[4,8]	20.57	0.10	(1.44)	(1.34)
9/30/2016	19.26	0.37	1.15	1.52
9/30/2015	20.54	0.38	(1.21)	(0.83)
9/30/2014	20.37	0.45	0.13	0.58
9/30/2013	21.68	0.42	(1.03)	(0.61)
9/30/2012	20.53	0.49	1.09	1.58
Class 529-C
6/30/2017[4,5]	18.77	0.12	0.76	0.88
12/31/2016[4,8]	20.27	0.06	(1.41)	(1.35)
9/30/2016	19.00	0.21	1.14	1.35
9/30/2015	20.32	0.22	(1.20)	(0.98)
9/30/2014	20.14	0.29	0.14	0.43
9/30/2013	21.45	0.25	(1.02)	(0.77)
9/30/2012	20.35	0.32	1.09	1.41
Class 529-E
6/30/2017[4,5]	18.89	0.18	0.77	0.95
12/31/2016[4,8]	20.43	0.09	(1.42)	(1.33)
9/30/2016	19.14	0.33	1.14	1.47
9/30/2015	20.41	0.34	(1.20)	(0.86)
9/30/2014	20.24	0.41	0.13	0.54
9/30/2013	21.55	0.37	(1.02)	(0.65)
9/30/2012	20.42	0.44	1.08	1.52
Class 529-T
6/30/2017[4,5,9]	19.32	0.11	0.42	0.53
Class 529-F-1
6/30/2017[4,5]	18.90	0.22	0.76	0.98
12/31/2016[4,8]	20.46	0.11	(1.42)	(1.31)
9/30/2016	19.16	0.41	1.15	1.56
9/30/2015	20.44	0.42	(1.20)	(0.78)
9/30/2014	20.27	0.49	0.14	0.63
9/30/2013	21.58	0.46	(1.02)	(0.56)
9/30/2012	20.42	0.53	1.09	1.62
Class R-1
6/30/2017[4,5]	18.77	0.13	0.77	0.90
12/31/2016[4,8]	20.27	0.07	(1.41)	(1.34)
9/30/2016	19.01	0.23	1.13	1.36
9/30/2015	20.31	0.25	(1.20)	(0.95)
9/30/2014	20.14	0.31	0.14	0.45
9/30/2013	21.44	0.28	(1.02)	(0.74)
9/30/2012	20.33	0.35	1.09	1.44

44	Capital World Bond Fund

Dividends, distributions and return of capital:
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(0.17)	$—	$—	$(0.17)	$19.80	5.14%[6]	$295		1.03%[7]		1.03%[7]		2.06%[7]
(0.11)	(0.07)	(0.04)	(0.22)	19.01	(6.53)[6]	289		0.26	[6]	0.26	[6]	0.50	[6]
(0.21)	—	—	(0.21)	20.57	7.95	314		1.03		1.03		1.85
(0.17)	(0.28)	—	(0.45)	19.26	(4.12)	315		1.02		1.02		1.91
(0.41)	—	—	(0.41)	20.54	2.88	358		0.99		0.99		2.19
(0.42)	(0.28)	—	(0.70)	20.37	(2.87)	372		0.99		0.99		2.01
(0.43)	—	—	(0.43)	21.68	7.81	401		0.97		0.97		2.34

(0.10)	—	—	(0.10)	19.55	4.70 [6]	109		1.81	[7]	1.81	[7]	1.29	[7]
(0.06)	(0.07)	(0.02)	(0.15)	18.77	(6.74)[6]	109		0.45	[6]	0.45	[6]	0.31	[6]
(0.08)	—	—	(0.08)	20.27	7.19	122		1.80		1.80		1.08
(0.06)	(0.28)	—	(0.34)	19.00	(4.91)	128		1.79		1.79		1.14
(0.25)	—	—	(0.25)	20.32	2.15	152		1.77		1.77		1.41
(0.26)	(0.28)	—	(0.54)	20.14	(3.67)	165		1.77		1.77		1.22
(0.31)	—	—	(0.31)	21.45	7.00	183		1.76		1.76		1.55

(0.16)	—	—	(0.16)	19.68	5.03 [6]	16		1.21	[7]	1.21	[7]	1.89	[7]
(0.10)	(0.07)	(0.04)	(0.21)	18.89	(6.59)[6]	15		0.30	[6]	0.30	[6]	0.46	[6]
(0.18)	—	—	(0.18)	20.43	7.77	17		1.21		1.21		1.68
(0.13)	(0.28)	—	(0.41)	19.14	(4.29)	16		1.21		1.21		1.72
(0.37)	—	—	(0.37)	20.41	2.69	19		1.20		1.20		1.98
(0.38)	(0.28)	—	(0.66)	20.24	(3.11)	20		1.21		1.21		1.79
(0.39)	—	—	(0.39)	21.55	7.56	21		1.21		1.21		2.09

(0.10)	—	—	(0.10)	19.75	2.74 [6,10]	—	[11]	0.18	[6,10]	0.18	[6,10]	0.55	[6,10]

(0.20)	—	—	(0.20)	19.68	5.18 [6]	37		0.81	[7]	0.81	[7]	2.28	[7]
(0.13)	(0.07)	(0.05)	(0.25)	18.90	(6.45)[6]	35		0.20	[6]	0.20	[6]	0.56	[6]
(0.26)	—	—	(0.26)	20.46	8.18	39		0.81		0.81		2.08
(0.22)	(0.28)	—	(0.50)	19.16	(3.92)	42		0.79		0.79		2.14
(0.46)	—	—	(0.46)	20.44	3.13	45		0.77		0.77		2.40
(0.47)	(0.28)	—	(0.75)	20.27	(2.67)	39		0.77		0.77		2.23
(0.46)	—	—	(0.46)	21.58	8.08	37		0.75		0.75		2.55

(0.11)	—	—	(0.11)	19.56	4.79 [6]	9		1.70	[7]	1.70	[7]	1.39	[7]
(0.07)	(0.07)	(0.02)	(0.16)	18.77	(6.69)[6]	11		0.42	[6]	0.42	[6]	0.34	[6]
(0.10)	—	—	(0.10)	20.27	7.24	12		1.68		1.68		1.20
(0.07)	(0.28)	—	(0.35)	19.01	(4.74)	14		1.66		1.66		1.26
(0.28)	—	—	(0.28)	20.31	2.24	17		1.65		1.65		1.53
(0.28)	(0.28)	—	(0.56)	20.14	(3.52)	17		1.64		1.64		1.35
(0.33)	—	—	(0.33)	21.44	7.14	21		1.63		1.63		1.69

See page 49 for footnotes.

Capital World Bond Fund	45

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2
6/30/2017[4,5]	$18.76	$0.14	$0.75	$0.89
12/31/2016[4,8]	20.27	0.07	(1.42)	(1.35)
9/30/2016	19.00	0.23	1.14	1.37
9/30/2015	20.30	0.24	(1.20)	(0.96)
9/30/2014	20.13	0.30	0.14	0.44
9/30/2013	21.43	0.27	(1.01)	(0.74)
9/30/2012	20.33	0.34	1.08	1.42
Class R-2E
6/30/2017[4,5]	18.93	0.17	0.75	0.92
12/31/2016[4,8]	20.47	0.08	(1.42)	(1.34)
9/30/2016	19.20	0.30	1.18	1.48
9/30/2015	20.50	0.42	(1.21)	(0.79)
9/30/2014[4,13]	21.00	0.04	(0.54)	(0.50)
Class R-3
6/30/2017[4,5]	18.93	0.18	0.77	0.95
12/31/2016[4,8]	20.47	0.09	(1.42)	(1.33)
9/30/2016	19.17	0.32	1.15	1.47
9/30/2015	20.45	0.34	(1.21)	(0.87)
9/30/2014	20.28	0.41	0.13	0.54
9/30/2013	21.58	0.37	(1.02)	(0.65)
9/30/2012	20.45	0.44	1.08	1.52
Class R-4
6/30/2017[4,5]	18.95	0.21	0.77	0.98
12/31/2016[4,8]	20.50	0.11	(1.42)	(1.31)
9/30/2016	19.21	0.39	1.14	1.53
9/30/2015	20.48	0.40	(1.20)	(0.80)
9/30/2014	20.31	0.47	0.14	0.61
9/30/2013	21.62	0.44	(1.03)	(0.59)
9/30/2012	20.46	0.51	1.09	1.60
Class R-5E
6/30/2017[4,5]	18.94	0.24	0.76	1.00
12/31/2016[4,8]	20.50	0.11	(1.42)	(1.31)
9/30/2016[4,14]	19.02	0.36	1.37	1.73
Class R-5
6/30/2017[4,5]	18.97	0.24	0.77	1.01
12/31/2016[4,8]	20.54	0.12	(1.42)	(1.30)
9/30/2016	19.24	0.45	1.15	1.60
9/30/2015	20.52	0.47	(1.22)	(0.75)
9/30/2014	20.35	0.54	0.13	0.67
9/30/2013	21.66	0.50	(1.02)	(0.52)
9/30/2012	20.49	0.57	1.09	1.66

46	Capital World Bond Fund

Dividends, distributions and return of capital:
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
$(0.11)	$—	$—	$(0.11)	$19.54	4.78%[6]	$131		1.66%[7]		1.66%[7]		1.44%[7]
(0.06)	(0.07)	(0.03)	(0.16)	18.76	(6.71)[6]	133		0.42	[6]	0.42	[6]	0.34	[6]
(0.10)	—	—	(0.10)	20.27	7.26	148		1.70		1.70		1.18
(0.06)	(0.28)	—	(0.34)	19.00	(4.78)	149		1.70		1.70		1.23
(0.27)	—	—	(0.27)	20.30	2.19	168		1.71		1.71		1.47
(0.28)	(0.28)	—	(0.56)	20.13	(3.54)	177		1.67		1.67		1.32
(0.32)	—	—	(0.32)	21.43	7.05	193		1.70		1.70		1.62

(0.14)	—	—	(0.14)	19.71	4.90 [6]	3		1.37	[7]	1.37	[7]	1.74	[7]
(0.09)	(0.07)	(0.04)	(0.20)	18.93	(6.57)[6]	2		0.34	[6]	0.34	[6]	0.42	[6]
(0.21)	—	—	(0.21)	20.47	7.75	1		1.33		1.33		1.53
(0.23)	(0.28)	—	(0.51)	19.20	(3.94)[10]	—	[11]	0.78	[10]	0.78	[10]	2.13	[10]
—	—	—	—	20.50	(2.38)[6,10]	—	[11]	0.06	[6,10]	0.06	[6,10]	0.17	[6,10]

(0.16)	—	—	(0.16)	19.72	5.01 [6]	139		1.21	[7]	1.21	[7]	1.88	[7]
(0.10)	(0.07)	(0.04)	(0.21)	18.93	(6.58)[6]	140		0.29	[6]	0.29	[6]	0.47	[6]
(0.17)	—	—	(0.17)	20.47	7.78	151		1.23		1.23		1.65
(0.13)	(0.28)	—	(0.41)	19.17	(4.34)	151		1.22		1.22		1.71
(0.37)	—	—	(0.37)	20.45	2.67	174		1.21		1.21		1.97
(0.37)	(0.28)	—	(0.65)	20.28	(3.06)	184		1.21		1.21		1.79
(0.39)	—	—	(0.39)	21.58	7.54	206		1.21		1.21		2.10

(0.19)	—	—	(0.19)	19.74	5.17 [6]	114		0.90	[7]	0.90	[7]	2.20	[7]
(0.12)	(0.07)	(0.05)	(0.24)	18.95	(6.48)[6]	107		0.22	[6]	0.22	[6]	0.54	[6]
(0.24)	—	—	(0.24)	20.50	8.09	118		0.90		0.90		1.98
(0.19)	(0.28)	—	(0.47)	19.21	(3.96)	100		0.88		0.88		2.05
(0.44)	—	—	(0.44)	20.48	3.02	112		0.87		0.87		2.30
(0.44)	(0.28)	—	(0.72)	20.31	(2.78)	108		0.88		0.88		2.12
(0.44)	—	—	(0.44)	21.62	7.96	115		0.87		0.87		2.45

(0.21)	—	—	(0.21)	19.73	5.29 [6]	—	[11]	0.71	[7]	0.69	[7]	2.48	[7]
(0.13)	(0.07)	(0.05)	(0.25)	18.94	(6.45)[6]	—	[11]	0.19	[6]	0.19	[6]	0.56	[6]
(0.25)	—	—	(0.25)	20.50	9.21 [6]	—	[11]	0.72	[7]	0.72	[7]	2.12	[7]

(0.22)	—	—	(0.22)	19.76	5.32 [6]	82		0.60	[7]	0.60	[7]	2.49	[7]
(0.15)	(0.07)	(0.05)	(0.27)	18.97	(6.42)[6]	76		0.14	[6]	0.14	[6]	0.62	[6]
(0.30)	—	—	(0.30)	20.54	8.45	79		0.59		0.59		2.29
(0.25)	(0.28)	—	(0.53)	19.24	(3.71)	152		0.58		0.58		2.35
(0.50)	—	—	(0.50)	20.52	3.32	162		0.57		0.57		2.62
(0.51)	(0.28)	—	(0.79)	20.35	(2.47)	189		0.57		0.57		2.42
(0.49)	—	—	(0.49)	21.66	8.24	219		0.57		0.57		2.72

See page 49 for footnotes.

Capital World Bond Fund	47

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6
6/30/2017[4,5]	$18.96	$0.24	$0.77	$1.01
12/31/2016[4,8]	20.54	0.12	(1.43)	(1.31)
9/30/2016	19.24	0.46	1.15	1.61
9/30/2015	20.52	0.48	(1.22)	(0.74)
9/30/2014	20.34	0.54	0.15	0.69
9/30/2013	21.66	0.52	(1.04)	(0.52)
9/30/2012	20.48	0.58	1.10	1.68

	Six months	Period
	ended	ended
Portfolio turnover rate for all	June 30,	December 31,	Year ended September 30
share classes[13]	2017[4,5,6]	2016[4,6,8]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	63%	19%	138%	185%	205%	199%	142%
Excluding mortgage dollar roll transactions	54%	15%	91%	106%	Not available

See Notes to Financial Statements

48	Capital World Bond Fund

Dividends, distributions and return of capital:
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
$(0.22)	$—	$—	$(0.22)	$19.75	5.35%[6]	$2,224	0.54%[7]		0.54%[7]		2.54%[7]
(0.14)	(0.07)	(0.06)	(0.27)	18.96	(6.43)[6]	2,602	0.14	[6]	0.14	[6]	0.62	[6]
(0.31)	—	—	(0.31)	20.54	8.51	2,483	0.53		0.53		2.35
(0.26)	(0.28)	—	(0.54)	19.24	(3.66)	1,783	0.53		0.53		2.42
(0.51)	—	—	(0.51)	20.52	3.44	1,262	0.52		0.52		2.63
(0.52)	(0.28)	—	(0.80)	20.34	(2.47)	727	0.52		0.52		2.51
(0.50)	—	—	(0.50)	21.66	8.33	398	0.52		0.52		2.76

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	In 2016, the fund changed its fiscal year-end from September to December.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

Capital World Bond Fund	49

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2017, through June 30, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

50	Capital World Bond Fund

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1]	Annualized expense ratio
Class A - actual return	$1,000.00	$1,051.31	$4.93	.97%
Class A - assumed 5% return	1,000.00	1,019.98	4.86	.97
Class C - actual return	1,000.00	1,047.40	8.99	1.77
Class C - assumed 5% return	1,000.00	1,016.02	8.85	1.77
Class T - actual return[2]	1,000.00	1,027.49	1.73	.74
Class T - assumed 5% return[2]	1,000.00	1,021.12	3.71	.74
Class F-1 - actual return	1,000.00	1,051.35	4.53	.89
Class F-1 - assumed 5% return	1,000.00	1,020.38	4.46	.89
Class F-2 - actual return	1,000.00	1,052.54	3.46	.68
Class F-2 - assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-3 - actual return[3]	1,000.00	1,046.50	2.37	.55
Class F-3 - assumed 5% return[3]	1,000.00	1,022.07	2.76	.55
Class 529-A - actual return	1,000.00	1,051.38	5.24	1.03
Class 529-A - assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 529-C - actual return	1,000.00	1,046.98	9.19	1.81
Class 529-C - assumed 5% return	1,000.00	1,015.82	9.05	1.81
Class 529-E - actual return	1,000.00	1,050.28	6.15	1.21
Class 529-E - assumed 5% return	1,000.00	1,018.79	6.06	1.21
Class 529-T - actual return[2]	1,000.00	1,027.40	1.80	.77
Class 529-T - assumed 5% return[2]	1,000.00	1,020.98	3.86	.77
Class 529-F-1 - actual return	1,000.00	1,051.80	4.12	.81
Class 529-F-1 - assumed 5% return	1,000.00	1,020.78	4.06	.81
Class R-1 - actual return	1,000.00	1,047.93	8.63	1.70
Class R-1 - assumed 5% return	1,000.00	1,016.36	8.50	1.70
Class R-2 - actual return	1,000.00	1,047.79	8.43	1.66
Class R-2 - assumed 5% return	1,000.00	1,016.56	8.30	1.66
Class R-2E - actual return	1,000.00	1,048.97	6.96	1.37
Class R-2E - assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-3 - actual return	1,000.00	1,050.13	6.15	1.21
Class R-3 - assumed 5% return	1,000.00	1,018.79	6.06	1.21
Class R-4 - actual return	1,000.00	1,051.69	4.58	.90
Class R-4 - assumed 5% return	1,000.00	1,020.33	4.51	.90
Class R-5E - actual return	1,000.00	1,052.91	3.51	.69
Class R-5E - assumed 5% return	1,000.00	1,021.37	3.46	.69
Class R-5 - actual return	1,000.00	1,053.21	3.05	.60
Class R-5 - assumed 5% return	1,000.00	1,021.82	3.01	.60
Class R-6 - actual return	1,000.00	1,053.54	2.75	.54
Class R-6 - assumed 5% return	1,000.00	1,022.12	2.71	.54

See page 52 for footnotes.

Capital World Bond Fund	51

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 181 days.

52	Capital World Bond Fund

Approval of Investment Advisory and Service Agreement

Capital World Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing, over the long term, a high level of total return consistent with prudent investment management. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data

Capital World Bond Fund	53

such as relevant market and fund indexes, over various periods through October 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Global Income Funds Average and the Bloomberg Barclays Global Aggregate Index. They noted that the investment results of the fund were above the results of the Lipper average for the year-to-date, one-year and lifetime periods (although below the results of the Lipper average for the three-year, five-year and 10-year periods), and above the results of the Barclays index for the year-to-date, three-year and five-year periods (although below the results of the Barclays index for the one-year, 10-year and lifetime periods). They also noted that the Lipper category included funds with a broad range of mandates, certain of which were not very similar to those of the fund. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees generally compared favorably to those of the other similar funds included in the Lipper Global Income Funds category, and its total expenses were above the median level of other funds in the category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC;

54	Capital World Bond Fund

and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital World Bond Fund	55

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Capital World Bond Fund	57

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Capital World Bond Fund	59

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

60	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2017, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®

Investment portfolio

June 30, 2017

unaudited

Bonds, notes & other debt instruments90.01% Euros12.65%	Principal?amount (000)	Value (000)
Allianz SE, 5.625% 2042	€4,500	$6,207
Allianz SE, 4.75% 2049	16,600	21,873
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	17,600	21,137
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
Belgium (Kingdom of), Series 77, 1.00% 2026	70,100	82,655
BT Group PLC 1.125% 2023	7,800	9,025
CaixaBank, SA 5.00% 2023	19,100	23,086
Croatia (Republic of) 3.00% 2025	16,250	19,245
Croatia (Republic of) 3.00% 2027	15,950	18,503
Deutsche Telekom International Finance BV 0.875% 2024	2,300	2,630
France Télécom 5.625% 2018	1,500	1,801
French Republic O.A.T. 1.75% 2024	15,785	19,846
French Republic O.A.T. 1.85% 20271	37,472	53,122
French Republic O.A.T. 3.25% 2045	13,675	20,774
Germany (Federal Republic of) 0.10% 20231	6,479	7,868
Germany (Federal Republic of) 0.10% 20261	78,626	96,710
Germany (Federal Republic of) 0.50% 2026	61,370	71,222
Germany (Federal Republic of) 4.00% 2037	2,900	5,075
Germany (Federal Republic of) 2.50% 2046	118,425	176,536
Greece (Hellenic Republic of) 3.00% 20232	700	746
Greece (Hellenic Republic of) 3.00% 20242	700	734
Greece (Hellenic Republic of) 3.00% 20252	700	724
Greece (Hellenic Republic of) 3.00% 20262	700	715
Greece (Hellenic Republic of) 3.00% 20272	700	706
Greece (Hellenic Republic of) 3.00% 20282	700	682
Greece (Hellenic Republic of) 3.00% 20292	700	661
Greece (Hellenic Republic of) 3.00% 20302	700	647
Greece (Hellenic Republic of) 3.00% 20312	700	637
Greece (Hellenic Republic of) 3.00% 20322	700	628
Greece (Hellenic Republic of) 3.00% 20332	700	618
Greece (Hellenic Republic of) 3.00% 20342	700	609
Greece (Hellenic Republic of) 3.00% 20352	700	601
Greece (Hellenic Republic of) 3.00% 20362	700	595
Greece (Hellenic Republic of) 3.00% 20372	700	586
Greece (Hellenic Republic of) 3.00% 20382	700	585
Greece (Hellenic Republic of) 3.00% 20392	700	582
Greece (Hellenic Republic of) 3.00% 20402	700	582
Greece (Hellenic Republic of) 3.00% 20412	700	582
Greece (Hellenic Republic of) 3.00% 20422	700	582
HSBC Holdings PLC 3.375% 2024	6,850	8,187
Imperial Tobacco Finance PLC 5.00% 2019	12,425	15,811
Indonesia (Republic of) 3.375% 2025	1,400	1,748
Intesa Sanpaolo SpA 6.625% 2023	15,870	22,285
Ireland (Republic of) 3.90% 2023	2,700	3,733
Ireland (Republic of) 3.40% 2024	24,120	33,001
Ireland (Republic of) 5.40% 2025	17,640	27,357
Ireland (Republic of) 1.00% 2026	10,000	11,550

Capital World Bond Fund — Page 1 of 27

unaudited

Bonds, notes & other debt instruments Euros (continued)	Principal?amount (000)	Value (000)
Ireland (Republic of) 2.40% 2030	€5,005	$6,491
Ireland (Republic of) 2.00% 2045	8,700	10,102
Italy (Republic of) 3.75% 2021	16,750	21,506
Italy (Republic of) 1.35% 2022	23,500	27,462
Italy (Republic of) 1.45% 2022	52,700	61,589
Italy (Republic of) 4.75% 2023	13,200	18,172
Italy (Republic of) 4.50% 2024	16,350	22,253
Italy (Republic of) 1.50% 2025	15,400	17,224
Lloyds Banking Group PLC 6.50% 2020	4,850	6,434
Merrill Lynch & Co., Inc. 4.625% 20183	15,161	18,269
NN Group NV, 4.50% 2049	23,420	28,367
Portuguese Government 2.875% 2025	4,800	5,619
Portuguese Government 2.875% 2026	50,500	58,094
Portuguese Republic 2.20% 2022	86,700	103,575
Portuguese Republic 4.125% 2027	130,725	163,188
Spain (Kingdom of) 1.80% 20241	2,038	2,630
Spain (Kingdom of) 3.80% 2024	22,640	30,844
Spain (Kingdom of) 2.15% 2025	3,500	4,279
Spain (Kingdom of) 1.30% 2026	33,800	38,274
Spain (Kingdom of) 1.45% 2027	32,800	36,871
Spain (Kingdom of) 1.50% 2027	2,000	2,280
Spain (Kingdom of) 5.15% 2028	14,290	22,076
Svenska Handelsbanken AB 2.656% 2024	9,650	11,402
Vale SA 3.75% 2023	3,950	4,807
Veolia Environnement 4.247% 2021	450	584
		1,516,190
Japanese yen9.80%
Japan, Series 113, 0.30% 2018	¥2,645,000	23,611
Japan, Series 326, 0.70% 2022	7,940,000	73,482
Japan, Series 17, 0.10% 20231	2,871,740	26,459
Japan, Series 329, 0.80% 2023	3,265,000	30,488
Japan, Series 18, 0.10% 20241	21,176,640	195,301
Japan, Series 19, 0.10% 20241	11,758,230	108,963
Japan, Series 337, 0.30% 2024	5,855,000	53,230
Japan, Series 336, 0.50% 2024	8,340,000	76,923
Japan, Series 20, 0.10% 20251	3,618,615	33,566
Japan, Series 340, 0.40% 2025	12,445,000	114,048
Japan, Series 21, 0.10% 20261	4,033,346	37,484
Japan, Series 344, 0.10% 2026	3,760,000	33,562
Japan, Series 346, 0.10% 2027	2,200,000	19,618
Japan, Series 116, 2.20% 2030	2,995,000	33,266
Japan, Series 145, 1.70% 2033	7,450,000	79,817
Japan, Series 150, 1.40% 2034	4,370,000	44,982
Japan, Series 42, 1.70% 2044	14,420,000	156,821
Japan, Series 53, 0.60% 2046	3,935,000	32,887
		1,174,508
Polish zloty4.19%
Poland (Republic of), Series 0420, 1.50% 2020	PLN535,650	142,381
Poland (Republic of), Series 1020, 5.25% 2020	333,450	98,686
Poland (Republic of), Series 0421, 2.00% 2021	133,750	35,621
Poland (Republic of), Series 1021, 5.75% 2021	253,770	77,707
Poland (Republic of), Series 0922, 5.75% 2022	212,555	65,820

Capital World Bond Fund — Page 2 of 27

unaudited

Bonds, notes & other debt instruments Polish zloty (continued)	Principal?amount (000)	Value (000)
Poland (Republic of), Series 1023, 4.00% 2023	PLN169,930	$48,835
Poland (Republic of), Series 0725, 3.25% 2025	121,500	33,086
		502,136
Mexican pesos3.35%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	771
Petróleos Mexicanos 7.19% 2024	133,000	6,649
Petróleos Mexicanos 7.47% 2026	18,000	892
Red de Carreteras de Occidente 9.00% 20284	36,950	1,977
United Mexican States 4.00% 20191	345,224	19,343
United Mexican States 4.00% 20401	292,290	17,452
United Mexican States 4.00% 20461	71,346	4,282
United Mexican States, Series M, 5.00% 2019	365,000	19,401
United Mexican States, Series M, 6.50% 2021	3,991,500	219,297
United Mexican States, Series M, 6.50% 2022	40,000	2,193
United Mexican States, Series M20, 10.00% 2024	1,093,500	71,845
United Mexican States, Series M, 5.75% 2026	393,000	20,237
United Mexican States, Series M30, 10.00% 2036	150,000	10,769
United Mexican States, Series M, 7.75% 2042	102,500	5,978
		401,086
British pounds2.54%
AXA SA, junior subordinated 5.453% 2049	£5,820	8,352
Barclays Bank PLC 10.00% 2021	200	334
Deutsche Telekom International Finance BV 6.50% 2022	3,746	6,015
Electricité de France SA 6.00% 2114	700	1,297
Lloyds Banking Group PLC 7.625% 2025	1,650	2,904
National Grid Transco PLC 4.00% 2027	2,475	3,787
Nestlé Finance International Ltd. 2.25% 2023	400	553
United Kingdom 1.50% 2021	1,700	2,294
United Kingdom 1.75% 2022	35,250	48,442
United Kingdom 2.25% 2023	21,370	30,231
United Kingdom 1.50% 2026	59,600	79,719
United Kingdom 3.25% 2044	35,150	58,492
United Kingdom 3.50% 2045	34,100	59,620
Wal-Mart Stores, Inc. 5.625% 20343	1,000	1,877
		303,917
Indian rupees2.25%
HDFC Bank Ltd. 7.95% 2026	INR200,000	3,185
India (Republic of) 7.80% 2021	4,177,400	67,232
India (Republic of) 7.68% 2023	1,074,900	17,438
India (Republic of) 8.83% 2023	4,874,600	83,308
India (Republic of) 6.97% 2026	3,780,000	59,909
India (Republic of) 7.59% 2029	450,000	7,289
India (Republic of) 7.61% 2030	1,074,430	17,656
India (Republic of) 7.88% 2030	326,230	5,397
India (Republic of) 7.73% 2034	490,000	8,100
		269,514
Malaysian ringgits2.02%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR27,055	6,326
Malaysia (Federation of), Series 0203, 4.24% 2018	3,299	773
Malaysia (Federation of), Series 0515, 3.759% 2019	75,050	17,597
Malaysia (Federation of), Series 0315, 3.659% 2020	198,861	46,381

Capital World Bond Fund — Page 3 of 27

unaudited

Bonds, notes & other debt instruments Malaysian ringgits (continued)	Principal?amount (000)	Value (000)
Malaysia (Federation of), Series 0314, 4.048% 2021	MYR36,250	$8,558
Malaysia (Federation of), Series 0215, 3.795% 2022	60,400	14,042
Malaysia (Federation of), Series 0117, 3.882% 2022	75,674	17,837
Malaysia (Federation of), Series 0116, 3.80% 2023	155,126	35,906
Malaysia (Federation of), Series 0115, 3.955% 2025	117,450	27,238
Malaysia (Federation of), Series 0415, 3.99% 2025	11,500	2,653
Malaysia (Federation of), Series 0316, 3.90% 2026	60,000	13,908
Malaysia (Federation of), Series 0310, 4.498% 2030	194,100	45,488
Malaysia (Federation of), Series 0415, 4.254% 2035	5,900	1,333
Malaysia (Federation of), Series 0615, 4.786% 2035	18,000	4,286
		242,326
Norwegian kroner1.79%
Norway (Kingdom of) 3.75% 2021	NKr1,286,650	170,659
Norway (Kingdom of) 2.00% 2023	109,100	13,642
Norway (Kingdom of) 3.00% 2024	226,600	30,026
		214,327
Brazilian reais1.76%
Brazil (Federative Republic of) 0% 2018	BRL508,000	144,116
Brazil (Federative Republic of) 0% 2019	25,500	6,784
Brazil (Federative Republic of) 10.00% 2019	7,000	2,145
Brazil (Federative Republic of) 0% 2020	95,000	22,884
Brazil (Federative Republic of) 0% 2020	40,000	9,152
Brazil (Federative Republic of) 10.00% 2021	18,000	5,445
Brazil (Federative Republic of) 10.00% 2023	28,000	8,368
Brazil (Federative Republic of) 6.00% 20241	9,124	2,788
Brazil (Federative Republic of) 10.00% 2027	33,000	9,691
		211,373
Australian dollars1.67%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$119,900	104,763
Australia (Commonwealth of), Series 128, 5.75% 2022	54,200	48,709
Australia (Commonwealth of), Series 133, 5.50% 2023	24,400	22,030
Australia (Commonwealth of), Series 138, 3.25% 2029	30,500	24,638
		200,140
Colombian pesos1.17%
Colombia (Republic of), Series UVL, 3.50% 20211	COP20,284,012	7,182
Colombia (Republic of), Series B, 7.00% 2022	161,310,000	55,601
Colombia (Republic of), Series B, 10.00% 2024	8,947,000	3,586
Colombia (Republic of), Series B, 7.50% 2026	157,460,000	55,456
Colombia (Republic of), Series B, 6.00% 2028	59,254,600	18,635
		140,460
Turkish lira1.06%
Turkey (Republic of) 10.50% 2020	TRY51,450	14,602
Turkey (Republic of) 9.20% 2021	245,575	66,900
Turkey (Republic of) 8.50% 2022	24,600	6,467
Turkey (Republic of) 11.00% 2022	116,600	33,836
Turkey (Republic of) 2.80% 20231	4,018	1,173
Turkey (Republic of) 2.00% 20241	12,787	4,297
		127,275

Capital World Bond Fund — Page 4 of 27

unaudited

Bonds, notes & other debt instruments Danish kroner0.93%	Principal?amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 2.00% 20374	DKr335,840	$52,447
Nykredit Realkredit AS, Series 01E, 2.50% 20474	82,239	12,837
Realkredit Danmark AS, Series 22S, 2.00% 20374	292,667	45,730
		111,014
Chilean pesos0.77%
Chile (Banco Central de) 4.50% 2021	CLP55,665,000	86,468
Chile (Republic of) 4.50% 2021	4,025,000	6,251
		92,719
Canadian dollars0.61%
Canada 0.75% 2021	C$16,900	12,779
Canada 2.25% 2025	70,850	57,049
Canada 3.50% 2045	3,200	3,161
		72,989
Thai baht0.55%
Thailand (Kingdom of) 1.875% 2022	THB1,342,400	39,274
Thailand (Kingdom of) 3.85% 2025	359,500	11,691
Thailand (Kingdom of) 2.125% 2026	528,000	14,981
		65,946
South African rand0.54%
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR5,850	448
South Africa (Republic of), Series R-208, 6.75% 2021	92,650	6,851
South Africa (Republic of), Series R-2023, 7.75% 2023	255,240	19,142
South Africa (Republic of), Series R-186, 10.50% 2026	30,000	2,546
South Africa (Republic of), Series R-214, 6.50% 2041	600,900	32,102
South Africa (Republic of), Series R-2048, 8.75% 2048	61,700	4,210
		65,299
Hungarian forints0.54%
Hungary, Series C, 2.00% 2019	HUF7,038,800	27,083
Hungary, Series A, 6.50% 2019	4,215,700	17,532
Hungary, Series A, 7.00% 2022	1,182,000	5,503
Hungary, Series B, 5.50% 2025	3,231,260	14,368
		64,486
Israeli shekels0.53%
Israel (State of) 2.00% 2027	ILS35,500	10,105
Israel (State of) 5.50% 2042	133,025	53,113
		63,218
Argentine pesos0.28%
Argentine Republic 2.50% 20211	ARS394,023	22,568
Argentine Republic 18.20% 2021	131,690	8,426
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 21.063% 20225	35,925	2,110
		33,104
New Zealand dollars0.08%
New Zealand 6.00% 2021	NZ$4,725	3,923
New Zealand 5.50% 2023	7,250	6,115
		10,038

Capital World Bond Fund — Page 5 of 27

unaudited

Bonds, notes & other debt instruments Peruvian nuevos soles0.08%	Principal?amount (000)	Value (000)
Peru (Republic of) 6.35% 2028	PEN20,275	$6,649
Peru (Republic of) 6.90% 2037	10,000	3,382
		10,031
Ghana cedi0.06%
Ghana (Republic of) 24.75% 2021	GHS23,085	6,194
Ghana (Republic of) 19.00% 2026	6,395	1,514
		7,708
Philippine pesos0.06%
Philippines (Republic of the) 3.90% 2022	PHP377,000	7,453
Uruguayan pesos0.06%
Uruguay (Oriental Republic of) 9.875% 2022	UYU193,165	7,003
Russian rubles0.04%
Russian Federation 6.80% 2019	RUB87,575	1,454
Russian Federation 8.15% 2027	133,900	2,371
Russian Federation 8.50% 2031	50,575	911
		4,736
Zambian kwacha0.03%
Zambia (Republic of) 11.00% 2021	ZMW8,260	712
Zambia (Republic of) 12.00% 2023	650	53
Zambia (Republic of) 13.00% 2026	20,500	1,667
Zambia (Republic of) 14.00% 2032	20,500	1,493
		3,925
Indonesian rupiah0.03%
Indonesia (Republic of), Series 68, 8.375% 2034	IDR43,665,000	3,534
Nigerian naira0.02%
Nigeria (Republic of) 12.40% 2036	NGN1,009,540	2,203
U.S. dollars40.55%
ABB Finance (USA) Inc. 2.875% 2022	$2,000	2,047
Abbott Laboratories 2.35% 2019	2,400	2,420
Abbott Laboratories 2.90% 2021	5,825	5,886
Abbott Laboratories 3.40% 2023	7,475	7,662
Abbott Laboratories 3.75% 2026	12,065	12,341
Abbott Laboratories 4.90% 2046	2,000	2,219
AbbVie Inc. 1.80% 2018	2,700	2,704
AbbVie Inc. 2.50% 2020	15,915	16,109
AbbVie Inc. 2.90% 2022	9,060	9,155
AbbVie Inc. 3.20% 2022	1,335	1,371
AbbVie Inc. 3.60% 2025	7,435	7,597
AbbVie Inc. 3.20% 2026	9,138	9,048
AbbVie Inc. 4.50% 2035	1,860	1,970
AbbVie Inc. 4.45% 2046	4,795	4,977
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20213	2,000	2,232
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	20,735	20,891

Capital World Bond Fund — Page 6 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$4,555	$4,583
ACE INA Holdings Inc. 2.875% 2022	4,860	4,947
ACE INA Holdings Inc. 3.35% 2026	3,960	4,055
ACE INA Holdings Inc. 4.35% 2045	3,040	3,347
AES Corp. 5.50% 2025	1,875	1,971
AES Corp. 6.00% 2026	1,400	1,505
Aetna Inc. 1.70% 2018	1,495	1,496
Aleris International, Inc. 7.875% 2020	575	545
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	796
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,396
Alexandria Real Estate Equities, Inc. 3.95% 2028	550	561
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	319
Allergan PLC 2.35% 2018	12,750	12,806
Allergan PLC 3.00% 2020	14,460	14,784
Allergan PLC 3.45% 2022	9,170	9,461
Allergan PLC 3.80% 2025	6,900	7,149
Allergan PLC 4.55% 2035	6,490	6,954
Allergan PLC 4.75% 2045	2,788	3,026
Allison Transmission Holdings, Inc. 5.00% 20243	1,350	1,387
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.459% 20254,5,6	1,000	1,021
Altria Group, Inc. 2.625% 2020	13,200	13,409
Altria Group, Inc. 2.625% 2026	2,500	2,410
Altria Group, Inc. 4.50% 2043	4,250	4,541
American Axle & Manufacturing Holdings, Inc. 6.50% 20273	1,050	1,024
American Campus Communities, Inc. 3.35% 2020	2,000	2,053
American Campus Communities, Inc. 3.75% 2023	3,090	3,183
American Campus Communities, Inc. 4.125% 2024	1,945	2,036
American Electric Power Co., Inc. 1.65% 2017	2,960	2,961
American Electric Power Co., Inc. 2.75% 2026	3,950	3,794
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.589% 20214,5,6,7	2,882	324
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.339% 20204,5,6,7	3,849	2,473
American Energy (Permian Basin) 7.125% 20203	4,285	3,557
American Energy (Permian Basin) 7.375% 20213	1,145	950
American Honda Finance Corp. 1.65% 2021	1,420	1,390
Anadarko Petroleum Corp. 4.85% 2021	265	283
Anadarko Petroleum Corp. 5.55% 2026	2,580	2,888
Anadarko Petroleum Corp. 6.60% 2046	3,280	4,065
Anheuser-Busch InBev NV 2.65% 2021	7,000	7,099
Anheuser-Busch InBev NV 3.65% 2026	5,000	5,161
Anheuser-Busch InBev NV 4.95% 2042	450	511
Anheuser-Busch InBev NV 4.90% 2046	3,330	3,779
Apple Inc. 2.50% 2022	4,860	4,906
Apple Inc. 3.20% 2027	1,500	1,516
Apple Inc. 3.35% 2027	4,340	4,449
APT Pipelines Ltd. 4.20% 20253	1,090	1,127
ArcelorMittal 7.50% 2041	3,570	3,954
Argentine Republic 6.875% 2021	12,515	13,441
Argentine Republic 7.50% 2026	16,515	17,795
Argentine Republic 8.28% 20334,8	1,437	1,599
Argentine Republic 7.125% 2036	685	681
Argentine Republic 7.625% 2046	10,375	10,650
Armenia (Republic of) 7.15% 20253	1,060	1,164
Associated Materials, LLC 9.00% 20243	4,375	4,681
AT&T Inc. 3.00% 2022	900	903
AT&T Inc. 4.25% 2027	11,367	11,775

Capital World Bond Fund — Page 7 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
AT&T Inc. 8.25% 2031	$764	$1,064
Autoridad del Canal de Panama 4.95% 20353,4	3,200	3,504
Avis Budget Group, Inc. 5.50% 2023	440	439
AXA SA 8.60% 2030	18,550	26,202
Ball Corp. 4.375% 2020	950	1,001
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 6.158% 20514,5	991	991
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.466% 20514,5	1,273	1,284
Banco Nacional de Comercio Exterior SNC 3.80% 20263	10,420	10,420
Bank of America Corp. 2.625% 2020	6,875	6,949
Bank of America Corp. 2.625% 2021	1,200	1,206
Bank of America Corp. 3.875% 2025	11,045	11,439
Bank of America Corp. 3.705% 2028	6,757	6,816
Bank of America Corp. 3.824% 2028	4,230	4,309
Baxalta Inc. 4.00% 2025	1,920	2,006
Bayerische Motoren Werke AG 2.15% 20203	2,000	2,011
Bayerische Motoren Werke AG 2.00% 20213	2,000	1,983
Bayerische Motoren Werke AG 2.25% 20233	1,000	972
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 20504,5	521	523
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20504,5	2,375	2,402
Becton, Dickinson and Co. 2.675% 2019	2,784	2,820
Becton, Dickinson and Co. 2.894% 2022	3,630	3,639
Becton, Dickinson and Co. 3.734% 2024	5,427	5,525
Becton, Dickinson and Co. 3.70% 2027	5,905	5,926
Belarus (Republic of) 6.875% 20233	1,290	1,320
Berkshire Hathaway Inc. 2.20% 2021	6,800	6,855
Berkshire Hathaway Inc. 4.50% 2043	2,900	3,208
Bermuda 4.854% 20243	4,675	5,076
Blackstone CQP Holdco LP, 6.50% 20213,9	13,100	13,172
BMC Software, Inc. 8.125% 20213	3,275	3,407
Boardwalk Pipeline Partners 3.375% 2023	1,500	1,490
Boardwalk Pipelines, LP 4.95% 2024	2,100	2,228
Bohai Financial Investment Holding Co., Ltd. 5.50% 20243	1,225	1,283
Boston Scientific Corp. 2.85% 2020	5,000	5,072
Boston Scientific Corp. 3.375% 2022	5,000	5,152
BPCE SA group 2.75% 2021	4,000	4,035
BPCE SA group 5.70% 20233	17,596	19,615
BPCE SA group 5.15% 20243	5,000	5,350
BPCE SA group 4.50% 20253	6,325	6,513
Brandywine Operating Partnership, LP 3.95% 2023	60	60
British American Tobacco International Finance PLC 2.75% 20203	2,350	2,382
Broadcom Ltd. 3.00% 20223	15,000	15,148
Broadcom Ltd. 3.625% 20243	8,000	8,194
Broadcom Ltd. 3.875% 20273	25,000	25,725
Buenos Aires (City of) 8.95% 20214	2,580	2,883
Cablevision Systems Corp. 6.75% 2021	3,700	4,107
Calpine Corp. 5.375% 2023	800	783
Calpine Corp. 5.25% 20263	805	793
Canadian National Railway Co. 3.20% 2046	790	724
Canadian Natural Resources Ltd. 2.95% 2023	10,835	10,761
Canadian Natural Resources Ltd. 3.80% 2024	425	431
Canadian Natural Resources Ltd. 3.85% 2027	3,710	3,696
Canadian Natural Resources Ltd. 4.95% 2047	745	760
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,462
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	2,715	2,896
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	4,000	4,329

Capital World Bond Fund — Page 8 of 27

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	$2,450	$2,628
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 20283	4,400	4,345
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20473	625	665
Celgene Corp. 3.625% 2024	2,210	2,292
Celgene Corp. 3.875% 2025	8,545	8,940
Celgene Corp. 4.625% 2044	665	702
Celgene Corp. 5.00% 2045	660	747
Cenovus Energy Inc. 3.00% 2022	1,312	1,256
Cenovus Energy Inc. 3.80% 2023	2,880	2,845
Cenovus Energy Inc. 4.25% 20273	7,560	7,217
Cenovus Energy Inc. 5.25% 20373	2,178	2,042
Cenovus Energy Inc. 5.40% 20473	1,513	1,419
Centene Corp. 4.75% 2022	5,505	5,773
Centene Corp. 4.75% 2025	300	309
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20234	1,917	2,006
CenturyLink, Inc. 6.75% 2023	675	729
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20203	1,924	1,967
CF Industries, Inc. 4.50% 20263	1,090	1,123
CF Industries, Inc. 4.95% 2043	2,725	2,350
Chemours Co. 6.625% 2023	2,222	2,361
Chemours Co. 7.00% 2025	1,345	1,473
Cheniere Energy, Inc. 5.125% 20273	1,325	1,360
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.408% 20195	975	960
Chesapeake Energy Corp. 4.875% 2022	3,000	2,805
Chesapeake Energy Corp. 8.00% 20253	1,850	1,838
Chesapeake Energy Corp. 8.00% 20273	425	418
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.686% 20214,5,6	1,200	1,284
Chevron Corp. 2.498% 2022	5,490	5,544
Chile (Republic of) 3.86% 2047	2,950	2,963
CIT Group Inc. 3.875% 2019	6,205	6,376
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A1, 1.199% 20474	317	317
Citigroup Inc., (3-month USD-LIBOR + 0.70%) 1.892% 20175	5,025	5,035
Citigroup Inc. 1.70% 2018	1,818	1,817
Citigroup Inc. 2.55% 2019	13,535	13,669
Citigroup Inc. 2.35% 2021	7,000	6,942
Citigroup Inc. 3.20% 2026	4,215	4,105
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	5,625	5,618
Cliffs Natural Resources Inc. 8.25% 20203	5,800	6,351
Cliffs Natural Resources Inc. 5.75% 20253	2,675	2,535
CMS Energy Corp. 8.75% 2019	11,584	13,018
CMS Energy Corp. 6.25% 2020	190	209
CMS Energy Corp. 5.05% 2022	1,458	1,605
CMS Energy Corp. 3.00% 2026	7,425	7,279
CMS Energy Corp. 2.95% 2027	2,570	2,470
CMS Energy Corp. 4.70% 2043	1,900	2,029
CMS Energy Corp. 4.875% 2044	3,500	3,921
Colbun SA 6.00% 20203	5,150	5,601
Colbun SA 4.50% 20243	1,800	1,882
Colombia (Republic of) 4.50% 2026	1,000	1,067
Columbia Pipeline Partners LP 2.45% 2018	2,700	2,713
Columbia Pipeline Partners LP 3.30% 2020	395	405
Comcast Corp. 2.35% 2027	2,610	2,453
Comcast Corp. 3.30% 2027	400	405
Comcast Corp. 6.40% 2038	1,750	2,334
Comcast Corp. 4.75% 2044	6,345	7,087

Capital World Bond Fund — Page 9 of 27

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Comision Federal de Electricidad 4.875% 20243	$3,500	$3,714
Comision Federal de Electricidad 4.75% 20273	865	892
Comision Federal de Electricidad 6.125% 20453	3,700	3,964
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 20474	1,750	1,746
Communications Sales & Leasing, Inc. 6.00% 20233	2,225	2,321
Communications Sales & Leasing, Inc. 8.25% 2023	1,272	1,317
Community Health Systems Inc. 5.125% 2021	1,110	1,128
Community Health Systems Inc. 6.25% 2023	850	881
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.501% 20214,5,6	3,400	2,557
Concordia Healthcare Corp. 9.50% 20223	1,335	234
Concordia Healthcare Corp. 7.00% 20233	3,575	536
ConocoPhillips 4.20% 2021	1,840	1,952
CONSOL Energy Inc. 5.875% 2022	7,575	7,480
Constellation Brands, Inc. 2.70% 2022	250	250
Constellation Brands, Inc. 3.50% 2027	1,030	1,031
Constellation Brands, Inc. 4.50% 2047	225	233
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	39	40
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	113	118
Convey Park Energy LLC 7.50% 20253	550	551
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,4	6,725	6,907
Corporate Office Properties LP 3.60% 2023	250	249
Corporate Office Properties LP 5.25% 2024	325	348
Corporate Office Properties LP 5.00% 2025	120	127
Corporate Risk Holdings LLC 9.50% 20193	4,059	4,323
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)3,8,10	624	668
Costco Wholesale Corp. 2.15% 2021	4,000	4,003
Costco Wholesale Corp. 2.30% 2022	4,000	3,994
Costco Wholesale Corp. 2.75% 2024	2,000	2,001
Costco Wholesale Corp. 3.00% 2027	3,500	3,495
Crédit Agricole SA 4.375% 20253	9,875	10,256
CRH America, Inc. 3.875% 20253	3,000	3,123
CRH America, Inc. 5.125% 20453	3,000	3,399
Croatian Government 6.375% 2021	9,000	10,012
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 20404,5	900	899
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.48% 20204,5,6	2,000	1,618
CVS Health Corp. 1.90% 2018	1,900	1,905
CVS Health Corp. 2.80% 2020	1,900	1,936
CyrusOne Inc., 5.00% 20243	325	336
DaimlerChrysler North America Holding Corp. 2.375% 20183	2,000	2,013
DaimlerChrysler North America Holding Corp. 2.25% 20203	11,350	11,365
DaimlerChrysler North America Holding Corp. 2.00% 20213	300	295
DaimlerChrysler North America Holding Corp. 3.30% 20253	2,000	2,023
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,813
Danske Bank AS 2.70% 20223	10,000	10,070
DaVita HealthCare Partners Inc. 5.00% 2025	1,610	1,618
DCP Midstream Operating LP 4.95% 2022	1,480	1,510
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,303
DDR Corp. 3.625% 2025	1,770	1,687
DDR Corp. 4.70% 2027	655	658
Deutsche Telekom International Finance BV 1.95% 20213	3,050	2,975
Deutsche Telekom International Finance BV 3.60% 20273	6,703	6,834
Developers Diversified Realty Corp. 4.75% 2018	475	484
Developers Diversified Realty Corp. 7.875% 2020	895	1,026
Devon Energy Corp. 5.00% 2045	4,495	4,602
Diamond Offshore Drilling, Inc. 4.875% 2043	6,160	4,004

Capital World Bond Fund — Page 10 of 27

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Digicel Group Ltd. 8.25% 20203	$4,275	$4,013
DJO Finance LLC 10.75% 2020	1,085	925
DJO Finance LLC 8.125% 20213	2,110	1,973
Dominican Republic 7.50% 20213,4	10,500	11,629
Dominican Republic 5.50% 20253	6,500	6,744
Dominican Republic 6.875% 2026	3,500	3,924
Dominican Republic 8.625% 20273,4	1,000	1,195
Dominican Republic 6.85% 20453	2,555	2,734
Dominion Resources, Inc. 2.579% 2020	6,550	6,588
Dow Chemical Co. 4.125% 2021	4,000	4,253
Dow Chemical Co. 4.625% 2044	4,000	4,280
Dynegy Finance Inc. 6.75% 2019	1,050	1,088
EchoStar Corp. 6.625% 2026	2,325	2,505
Ecopetrol SA 5.875% 2023	895	981
Ecopetrol SA 5.875% 2045	2,553	2,356
EDP Finance BV 6.00% 20183	4,000	4,095
EDP Finance BV 4.125% 20203	3,000	3,108
EDP Finance BV 5.25% 20213	2,500	2,688
EDP Finance BV 3.625% 20243	3,000	2,967
Egypt (Arab Republic of) 6.125% 20223	750	767
Egypt (Arab Republic of) 5.875% 2025	2,000	1,960
Egypt (Arab Republic of) 7.50% 20273	14,325	15,241
Electricité de France SA 3.625% 20253	1,650	1,690
Electricité de France SA 4.875% 20443	5,767	6,084
Electricité de France SA 4.95% 20453	328	353
Electricité de France SA 5.25% 20493	3,150	3,244
EMD Finance LLC 2.40% 20203	9,685	9,752
EMD Finance LLC 2.95% 20223	4,185	4,263
EMD Finance LLC 3.25% 20253	16,175	16,260
Empresa Nacional de Electricidad SA 4.25% 2024	2,700	2,811
ENA Norte Trust 4.95% 20283,4	5,819	5,996
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,636
Enbridge Energy Partners, LP 4.375% 2020	2,835	2,986
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,783
Enbridge Energy Partners, LP 5.875% 2025	3,015	3,445
Enbridge Energy Partners, LP 7.375% 2045	3,975	5,085
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	5,510
Enbridge Inc. 4.00% 2023	2,985	3,138
Enbridge Inc. 4.25% 2026	2,790	2,918
Enbridge Inc. 4.50% 2044	1,000	984
Enbridge Inc. 5.50% 2046	1,875	2,124
Endo Finance LLC & Endo Finco Inc. 6.00% 20253	360	295
Endo Pharmaceuticals Holdings Inc. 5.75% 20223	2,035	1,841
Enel Finance International SA 6.00% 20393	4,740	5,662
Enel Società per Azioni 8.75% 20733	10,000	11,925
Energy Transfer Partners, LP 5.875% 2024	2,175	2,316
Energy Transfer Partners, LP 4.20% 2027	2,650	2,645
Energy Transfer Partners, LP 5.50% 2027	1,995	2,075
Energy Transfer Partners, LP 5.30% 2047	550	547
Enersis Américas SA 4.00% 2026	100	101
EnLink Midstream Partners, LP 2.70% 2019	495	494
EnLink Midstream Partners, LP 4.40% 2024	845	859
EnLink Midstream Partners, LP 4.15% 2025	1,135	1,123
EnLink Midstream Partners, LP 4.85% 2026	6,000	6,254
EnLink Midstream Partners, LP 5.05% 2045	1,410	1,315

Capital World Bond Fund — Page 11 of 27

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
EnLink Midstream Partners, LP 5.45% 2047	$940	$942
Ensco PLC 5.20% 2025	670	548
Ensco PLC 5.75% 2044	3,645	2,424
Entergy Corp. 3.12% 2027	10,000	9,980
EPR Properties 4.50% 2025	2,110	2,143
EPR Properties 4.75% 2026	1,475	1,519
Equinix, Inc. 5.375% 2027	905	967
Essex Portfolio L.P. 3.625% 2022	1,420	1,463
Essex Portfolio L.P. 3.25% 2023	3,370	3,381
Essex Portfolio L.P. 3.875% 2024	3,360	3,470
Euramax International, Inc. 12.00% 20203	2,275	2,491
European Investment Bank 2.25% 2022	14,420	14,501
Eversource Energy 3.20% 2027	20,000	20,157
Exelon Corp. 3.497% 2022	20,000	20,533
Export Credit Bank of Turkey 5.375% 20213	4,660	4,815
Export-Import Bank of India 3.125% 2021	2,950	2,983
Export-Import Bank of India 4.00% 2023	3,093	3,225
Fannie Mae 5.50% 20334	1,318	1,474
Fannie Mae 6.00% 20354	74	83
Fannie Mae 5.50% 20384	1,441	1,612
Fannie Mae 4.00% 20464	6,152	6,472
Fannie Mae 4.00% 20464	1,698	1,786
Fannie Mae 3.50% 20474,11	6,400	6,572
Fannie Mae 6.50% 20474	73	81
Fannie Mae 6.50% 20474	44	48
Fannie Mae 6.50% 20474	39	43
Fannie Mae 7.00% 20474	52	58
Fannie Mae 6.50% 20484	36	40
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 20224	3,500	3,439
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 20224	3,376	3,418
Fannie Mae, Series 2001-4, Class GA, 9.311% 20254,5	1	1
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20364	638	565
First Data Corp. 5.375% 20233	1,000	1,048
First Data Corp. 5.00% 20243	900	929
First Quantum Minerals Ltd. 7.00% 20213	4,892	5,039
First Quantum Minerals Ltd. 7.25% 20223	575	589
First Quantum Minerals Ltd. 7.50% 20253	4,100	4,028
FirstEnergy Corp. 3.90% 2027	4,515	4,525
FirstEnergy Corp. 7.375% 2031	9,560	12,606
FirstEnergy Corp. 4.85% 2047	2,825	2,875
FirstEnergy Corp., Series B, 4.25% 2023	1,822	1,919
FMG Resources 9.75% 20223	3,130	3,580
Ford Motor Co. 4.346% 2026	2,000	2,064
Ford Motor Credit Co. 2.375% 2019	15,325	15,401
Ford Motor Credit Co. 2.597% 2019	8,485	8,547
France Télécom 9.00% 2031	5,940	9,006
Freddie Mac 6.00% 20384	66	74
Freddie Mac, Series 3213, Class OG, principal only, 0% 20364	1,167	1,071
Freddie Mac, Series 3292, Class BO, principal only, 0% 20374	143	126
Freeport-McMoRan Inc. 3.55% 2022	2,765	2,605
Frontier Communications Corp. 11.00% 2025	3,950	3,683
Gazprom OJSC 5.999% 20213	3,900	4,216
General Motors Co. 6.75% 2046	1,955	2,329
General Motors Financial Co. 3.70% 2020	2,000	2,071
General Motors Financial Co. 4.00% 2026	2,000	1,992

Capital World Bond Fund — Page 12 of 27

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
General Motors Financial Co. 6.60% 2036	$815	$948
Genesis Energy, LP 6.75% 2022	1,475	1,486
Georgia Gulf Corp. 4.625% 2021	2,200	2,288
Ghana (Republic of) 8.125% 20264	1,500	1,534
Gogo Inc. 12.50% 20223	4,000	4,565
Goldman Sachs Group, Inc. 2.00% 2019	3,975	3,973
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,391
Goldman Sachs Group, Inc. 2.35% 2021	2,700	2,670
Goldman Sachs Group, Inc. 2.875% 2021	17,279	17,477
Goldman Sachs Group, Inc. 2.800% 20235	743	768
Goldman Sachs Group, Inc. 2.908% 2023	7,300	7,279
Goldman Sachs Group, Inc. 3.50% 2025	3,400	3,441
Goldman Sachs Group, Inc. 3.75% 2026	5,958	6,078
Government National Mortgage Assn. 4.00% 20454	14,326	15,093
Government National Mortgage Assn. 4.50% 20454	718	763
Government National Mortgage Assn. 4.50% 20474	24,225	25,795
Great Plains Energy Inc. 3.65% 2025	220	224
Great Plains Energy Inc. 4.20% 2047	1,350	1,383
Great Plains Energy Inc. 4.85% 2047	1,560	1,614
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 20494	712	712
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 20494,5	4,945	4,965
Halliburton Co. 3.80% 2025	6,915	7,100
Halliburton Co. 4.85% 2035	390	419
Halliburton Co. 5.00% 2045	650	695
Hardwoods Acquisition Inc 7.50% 20213	1,375	1,234
Harris Corp. 1.999% 2018	3,100	3,105
Harris Corp. 2.70% 2020	680	685
HCA Inc. 5.25% 2026	975	1,054
Healthsouth Corp. 5.75% 2025	1,580	1,671
Hertz Global Holdings Inc. 7.625% 20223	2,050	2,050
Holcim Ltd. 6.00% 20193	3,222	3,489
Holcim Ltd. 5.15% 20233	2,500	2,759
Home Depot, Inc. 1.80% 2020	6,860	6,866
Home Depot, Inc. 2.125% 2026	3,200	2,996
Home Depot, Inc. 3.90% 2047	2,000	2,036
Honduras (Republic of) 6.25% 20273	2,435	2,526
Honeywell International Inc. 1.85% 2021	7,000	6,891
Honeywell International Inc. 2.50% 2026	3,000	2,880
Hospitality Properties Trust 6.70% 2018	6,360	6,387
Hospitality Properties Trust 5.00% 2022	250	268
Hospitality Properties Trust 4.50% 2023	690	724
Hospitality Properties Trust 4.50% 2025	935	961
Host Hotels & Resorts LP 4.50% 2026	175	184
HSBC Holdings PLC 4.00% 2022	475	501
HSBC Holdings PLC 4.30% 2026	5,835	6,216
HSBC Holdings PLC 4.041% 2028	20,000	20,743
Humana Inc. 3.85% 2024	4,000	4,164
Hungary 6.25% 2020	11,890	13,024
Hungary 5.375% 2023	2,040	2,273
Hungary 5.375% 2024	27,400	30,891
Huntsman Corp. 5.75% 20253	160	162
Huntsman International LLC 4.875% 2020	2,240	2,363
Hyundai Capital America 2.55% 20203	12,055	12,032
Hyundai Capital America 3.00% 20203	2,000	2,016
Iberdrola Finance Ireland 5.00% 20193	5,000	5,298

Capital World Bond Fund — Page 13 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Icahn Enterprises Finance Corp. 6.25% 2022	$850	$888
iHeartCommunications, Inc. 9.00% 2019	4,950	3,904
Imperial Tobacco Finance PLC 3.50% 20233	9,050	9,273
Indiana Michigan Power Co. 3.75% 2047	1,275	1,246
Indonesia (Republic of) 4.875% 2021	4,300	4,629
Indonesia (Republic of) 3.70% 20223	8,470	8,726
Indonesia (Republic of) 3.75% 2022	21,845	22,481
Indonesia (Republic of) 3.375% 2023	2,600	2,617
Indonesia (Republic of) 4.125% 2025	4,750	4,910
Indonesia (Republic of) 4.75% 2026	21,600	23,238
Indonesia (Republic of) 6.75% 2044	950	1,225
Indonesia (Republic of) 6.75% 20443	925	1,193
Inmarsat PLC 4.875% 20223	3,575	3,646
Inmarsat PLC 6.50% 20243	1,525	1,632
Intesa Sanpaolo SpA 5.017% 20243	16,925	17,191
iStar Financial Inc. 4.00% 2017	3,300	3,302
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20514	2,109	2,121
Jordan (Hashemite Kingdom of) 6.125% 20263	325	333
Jordan (Hashemite Kingdom of) 5.75% 20273	6,390	6,370
JPMorgan Chase & Co. 2.40% 2021	2,200	2,197
JPMorgan Chase & Co. 2.55% 2021	24,940	25,073
JPMorgan Chase & Co. 2.70% 2023	9,525	9,427
JPMorgan Chase & Co. 3.125% 2025	1,100	1,095
JPMorgan Chase & Co. 3.54% 2028	1,050	1,057
Jupiter Resources Inc. 8.50% 20223	1,225	925
Kenya (Republic of) 6.875% 2024	1,400	1,435
KfW 2.125% 2022	19,569	19,611
Kimco Realty Corp. 6.875% 2019	6,875	7,574
Kimco Realty Corp. 3.40% 2022	775	791
Kimco Realty Corp. 2.70% 2024	2,750	2,629
Kimco Realty Corp. 3.80% 2027	1,605	1,609
Kinder Morgan Energy Partners, LP 2.65% 2019	670	675
Kinder Morgan Energy Partners, LP 3.50% 2023	750	758
Kinder Morgan Energy Partners, LP 4.15% 2024	2,035	2,093
Kinder Morgan Finance Co. 5.05% 2046	633	639
Kinder Morgan, Inc. 4.30% 2025	12,935	13,471
Kinetic Concepts, Inc. 12.50% 20213	2,125	2,401
Korea Housing Finance Corp. 2.50% 20203,4	10,700	10,713
Korea Housing Finance Corp. 2.00% 20213,4	15,625	15,160
Kroger Co. 6.80% 2018	1,000	1,067
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 20244,5,6	1,275	1,324
Kuwait (State of) 2.75% 20223	16,650	16,729
Laboratory Corporation of America Holdings 3.60% 2025	3,875	3,940
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20404,5	366	367
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.414% 20454,5	2,110	2,138
Leucadia National Corp. 5.50% 2023	1,375	1,473
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.85% 2020 (100% PIK)4,5,6,8	13,751	13,231
Lima Metro Line Finance Ltd. 5.875% 20343,4	9,385	10,042
Limited Brands, Inc. 6.875% 2035	1,850	1,794
Lithuania (Republic of) 7.375% 2020	11,200	12,687
Lithuania (Republic of) 6.625% 20223	2,000	2,356
Lockheed Martin Corp. 2.50% 2020	940	954
Lockheed Martin Corp. 3.10% 2023	740	758
Lockheed Martin Corp. 3.55% 2026	7,190	7,464
Lowe’s Companies, Inc. 3.10% 2027	3,600	3,588

Capital World Bond Fund — Page 14 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Lowe’s Companies, Inc. 4.05% 2047	$2,500	$2,553
LSC Communications, Inc. 8.75% 20233	1,000	1,048
LYB International Finance BV 3.50% 2027	10,000	9,878
Mallinckrodt PLC 4.875% 20203	1,960	1,918
McDonald’s Corp. 2.625% 2022	2,800	2,819
McDonald’s Corp. 3.70% 2026	2,860	2,967
McDonald’s Corp. 3.50% 2027	4,400	4,482
McDonald’s Corp. 4.875% 2045	925	1,037
McDonald’s Corp. 4.45% 2047	1,800	1,904
Medtronic, Inc. 3.50% 2025	8,000	8,333
Medtronic, Inc. 4.625% 2045	3,000	3,389
Meritage Homes Corp. 5.125% 20273	975	979
MetroPCS Wireless, Inc. 6.625% 2023	1,625	1,724
Metropolitan Life Global Funding I, 3.45% 20263	4,500	4,618
Microsoft Corp. 2.40% 2022	7,750	7,827
Microsoft Corp. 2.40% 2026	3,500	3,373
Microsoft Corp. 3.30% 2027	11,170	11,499
Microsoft Corp. 3.70% 2046	3,370	3,349
MidAmerican Energy Co. 4.40% 2044	1,063	1,164
Mississippi Power Co. 4.25% 2042	6,000	5,322
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076% 20494,5	52	52
Molina Healthcare, Inc. 5.375% 2022	3,130	3,330
Molson Coors Brewing Co. 2.10% 2021	3,200	3,150
Molson Coors Brewing Co. 3.00% 2026	3,300	3,181
Molson Coors Brewing Co. 4.20% 2046	1,600	1,577
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.373% 20245	8,257	8,306
Morgan Stanley 3.625% 2027	15,938	16,059
Morocco (Kingdom of) 4.25% 2022	5,700	5,983
Morocco (Kingdom of) 4.25% 20223	2,500	2,624
Morocco (Kingdom of) 5.50% 2042	10,000	11,117
Morocco (Kingdom of) 5.50% 20423	1,500	1,668
MPLX LP 4.125% 2027	2,005	2,016
MPLX LP 5.20% 2047	170	175
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	3,615
Navient Corp. 4.875% 2019	3,000	3,127
Navient Corp. 6.50% 2022	400	425
Navient Corp. 5.50% 2023	2,490	2,540
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20213	2,500	2,131
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 1.843% 20183,5	4,985	5,011
NBC Universal Enterprise, Inc. 5.25% 20493	2,335	2,488
Needle Merger Sub Corp. 8.125% 20193	1,207	1,209
New York Life Global Funding 2.30% 20223	5,000	4,976
New York State Electric & Gas Corp. 3.25% 20263	3,000	3,008
Newell Rubbermaid Inc. 3.15% 2021	4,155	4,257
Newell Rubbermaid Inc. 3.85% 2023	2,590	2,722
Newell Rubbermaid Inc. 4.20% 2026	11,975	12,730
Newell Rubbermaid Inc. 5.50% 2046	5,135	6,206
NGL Energy Partners LP 6.875% 2021	3,250	3,242
NGL Energy Partners LP 6.125% 20253	1,125	1,035
Niagara Mohawk Power Corp. 3.508% 20243	2,000	2,071
Niagara Mohawk Power Corp. 4.278% 20343	4,905	5,194
Nigeria (Federal Republic of) 6.375% 2023	4,925	5,081
NiSource Finance Corp. 3.49% 2027	10,000	10,090
Noble Corp. PLC 5.75% 2018	140	141
Noble Corp. PLC 7.70% 2025	1,655	1,278

Capital World Bond Fund — Page 15 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Noble Corp. PLC 8.70% 2045	$3,170	$2,282
Novelis Corp. 5.875% 20263	1,125	1,162
NRG Energy, Inc. 6.25% 2022	2,990	3,083
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,4	5,005	2,728
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20223,4	4,048	1,386
Oracle Corp. 1.90% 2021	8,750	8,677
Oracle Corp. 2.65% 2026	12,500	12,010
Oracle Corp. 4.00% 2046	2,000	2,028
Pacific Gas and Electric Co. 3.25% 2023	2,575	2,658
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,420
Pacific Gas and Electric Co. 3.75% 2042	4,025	3,956
PacifiCorp. 3.35% 2025	3,230	3,299
Pakistan (Islamic Republic of) 5.50% 20213	15,180	15,847
Pakistan (Islamic Republic of) 8.25% 2024	7,700	8,768
Pakistan (Islamic Republic of) 8.25% 2025	6,700	7,705
Panama (Republic of) 4.50% 20474	4,150	4,207
Peabody Energy Corp. 6.00% 20223	325	324
Peabody Energy Corp. 6.375% 20253	325	321
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	3,885	4,036
PepsiCo, Inc. 1.70% 2021	1,450	1,420
PepsiCo, Inc. 2.25% 2022	5,300	5,303
PepsiCo, Inc. 3.45% 2046	1,800	1,698
PepsiCo, Inc. 4.00% 2047	1,400	1,437
Pernod Ricard SA 4.45% 20223	11,465	12,304
Peru (Republic of) 5.625% 2050	1,275	1,548
Petrobras Global Finance Co. 8.375% 2021	1,100	1,234
Petrobras Global Finance Co. 6.125% 2022	9,815	10,159
Petrobras Global Finance Co. 8.75% 2026	4,750	5,474
Petrobras Global Finance Co. 6.85% 2115	9,620	8,538
Petrobras International Finance Co. 6.75% 2041	250	235
Petróleos Mexicanos 5.50% 2021	1,070	1,124
Petróleos Mexicanos 6.375% 2021	1,455	1,578
Petróleos Mexicanos 5.375% 20223	3,110	3,278
Petróleos Mexicanos 4.875% 2024	1,115	1,132
Petróleos Mexicanos 4.50% 2026	3,000	2,924
Petróleos Mexicanos 6.875% 2026	4,875	5,414
Petróleos Mexicanos 6.50% 20273	2,930	3,151
Petróleos Mexicanos 6.50% 2041	2,470	2,465
Petróleos Mexicanos 5.50% 2044	1,764	1,568
Petróleos Mexicanos 6.375% 2045	7,000	6,860
Petróleos Mexicanos 5.625% 2046	10,225	9,103
Petróleos Mexicanos 6.75% 2047	3,760	3,807
Petsmart, Inc. 5.875% 20253	625	605
Petsmart, Inc. 8.875% 20253	2,335	2,162
Pfizer Inc. 7.20% 2039	107	161
Philip Morris International Inc. 2.00% 2020	3,815	3,824
Philip Morris International Inc. 2.625% 2022	1,500	1,511
Philip Morris International Inc. 4.25% 2044	2,500	2,583
Philippines (Republic of the) 4.20% 2024	1,890	2,074
Philippines (Republic of) 7.75% 2031	1,513	2,185
Philippines (Republic of the) 3.70% 2042	2,469	2,494
Philippines (Republic of) 9.50% 2030	2,071	3,327
Phillips 66 Partners LP 3.605% 2025	275	273
Phillips 66 Partners LP 3.55% 2026	1,475	1,436
Phillips 66 Partners LP 4.68% 2045	565	544

Capital World Bond Fund — Page 16 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Phillips 66 Partners LP 4.90% 2046	$185	$183
Pioneer Natural Resources Co. 3.45% 2021	350	360
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,720
PNC Bank 2.40% 2019	8,000	8,078
PNC Bank 2.00% 2020	20,000	19,976
PNC Bank 2.30% 2020	3,820	3,843
PNC Bank 2.60% 2020	1,250	1,268
Praxair, Inc. 2.20% 2022	2,000	1,980
Progress Energy, Inc. 7.05% 2019	4,380	4,743
Progress Energy, Inc. 7.75% 2031	1,721	2,426
Prologis, Inc. 3.35% 2021	1,100	1,137
Public Service Co. of Colorado 3.20% 2020	595	614
Puget Energy, Inc. 6.50% 2020	1,475	1,650
Puget Energy, Inc. 6.00% 2021	4,629	5,203
Puget Energy, Inc. 5.625% 2022	2,120	2,371
Qatar (State of) 4.50% 20223	3,500	3,715
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20193,4	1,496	1,462
QGOG Constellation SA 6.25% 20193	5,350	3,865
Qorvo, Inc. 7.00% 2025	1,225	1,397
Quebec (Province of) 2.375% 2022	7,071	7,108
Quintiles Transnational Corp. 4.875% 20233	1,610	1,656
R.R. Donnelley & Sons Co. 7.875% 2021	1,750	1,903
R.R. Donnelley & Sons Co. 6.50% 2023	1,050	1,053
Ras Laffan Liquefied Natural Gas III 5.838% 20273,4	8,000	8,994
Rayonier Advanced Materials Inc. 5.50% 20243	1,390	1,360
RCI Banque 3.50% 20183	9,400	9,511
Reckitt Benckiser Group PLC 2.375% 20223	5,750	5,716
Reckitt Benckiser Group PLC 2.75% 20243	3,165	3,137
Reynolds American Inc. 2.30% 2018	1,020	1,025
Reynolds American Inc. 3.25% 2020	11,130	11,466
Reynolds American Inc. 4.00% 2022	2,010	2,132
Reynolds American Inc. 4.45% 2025	9,155	9,844
Reynolds American Inc. 5.85% 2045	3,540	4,357
Reynolds Group Inc. 5.75% 2020	1,220	1,250
Rio Tinto Finance PLC 3.75% 2025	10,070	10,609
Rio Tinto PLC 4.125% 2042	1,500	1,554
Roche Holdings, Inc. 2.25% 20193	375	378
Roche Holdings, Inc. 2.875% 20213	300	307
Roche Holdings, Inc. 2.375% 20273	1,575	1,496
Royal Dutch Shell PLC 1.375% 2019	9,000	8,938
Royal Dutch Shell PLC 1.75% 2021	3,050	2,994
Royal Dutch Shell PLC 2.50% 2026	4,585	4,389
Royal Dutch Shell PLC 3.75% 2046	1,270	1,207
Ryerson Inc. 11.00% 20223	3,140	3,560
Sabine Pass Liquefaction, LLC 5.625% 2025	8,180	9,046
Sabine Pass Liquefaction, LLC 5.00% 2027	2,480	2,642
Sabine Pass Liquefaction, LLC 4.20% 20283	830	840
Saudi Arabia (Kingdom of) 2.894% 20223	8,800	8,825
Saudi Arabia (Kingdom of) 3.628% 20273	8,800	9,000
Scentre Group 2.375% 20213	1,425	1,410
Scentre Group 3.25% 20253	1,395	1,372
Scentre Group 3.50% 20253	3,800	3,818
Scentre Group 3.75% 20273	2,020	2,041
Schlumberger BV 4.00% 20253	6,255	6,569
Scientific Games Corp. 7.00% 20223	1,050	1,121

Capital World Bond Fund — Page 17 of 27

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Select Income REIT 4.15% 2022	$1,815	$1,831
Shell International Finance BV 3.25% 2025	825	842
Shell International Finance BV 2.875% 2026	1,655	1,635
Sherwin-Williams Co. 2.75% 2022	5,000	5,002
Sherwin-Williams Co. 3.45% 2027	5,000	5,046
Sherwin-Williams Co. 4.50% 2047	1,000	1,054
Shire PLC 1.90% 2019	9,000	8,963
Shire PLC 2.40% 2021	21,065	20,838
Shire PLC 2.875% 2023	4,625	4,590
Shire PLC 3.20% 2026	3,890	3,812
Siemens AG 2.70% 20223	1,780	1,804
Siemens AG 2.35% 20263	1,500	1,418
Siemens AG 4.40% 20453	3,000	3,263
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	1,500	1,542
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 20203	290	291
Sirius XM Radio Inc 3.875% 20223	650	658
Slovenia (Republic of) 4.75% 20183	1,215	1,247
SM Energy Co. 6.50% 2021	1,250	1,222
SM Energy Co. 5.625% 2025	1,450	1,316
SoftBank Group Corp. 4.50% 20203	3,525	3,673
Solera Holdings, Inc. 10.50% 20243	975	1,125
Sotheby’s Holdings, Inc. 5.25% 20223	1,100	1,130
South Korea (Republic of) 7.125% 2019	1,080	1,178
Southwestern Energy Co. 4.10% 2022	4,015	3,762
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	3,250	3,372
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	400	410
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	2,000	2,112
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	900	901
Starbucks Corp. 4.30% 2045	1,700	1,872
Starwood Property Trust, Inc. 5.00% 20213	1,125	1,173
State Grid Overseas Investment Ltd. 3.50% 20273	28,630	28,701
Statoil ASA 2.75% 2021	465	472
Statoil ASA 3.25% 2024	1,500	1,534
Statoil ASA 3.70% 2024	6,325	6,650
Statoil ASA 4.25% 2041	1,500	1,542
Sunoco LP 6.25% 2021	1,930	2,022
Sweden (Kingdom of) 1.125% 20193	11,760	11,647
Symantec Corp 5.00% 20253	625	656
Talen Energy Corp. 4.625% 20193	880	860
Targa Resources Partners LP 4.125% 2019	3,175	3,227
Targa Resources Partners LP 6.75% 2024	1,815	1,960
TC PipeLines, LP 4.375% 2025	1,405	1,467
Teco Finance, Inc. 5.15% 2020	270	287
Teekay Corp. 8.50% 2020	6,884	6,307
Tenet Healthcare Corp. 4.625% 20243	811	815
Tenet Healthcare Corp. 4.625% 20243	588	590
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,050	1,092
Tenet Healthcare Corp., First Lien, 6.00% 2020	225	242
Tenet Healthcare Corp., First Lien, 4.50% 2021	5,600	5,719
Tennessee Valley Authority 5.88% 2036	2,250	3,108
Tennessee Valley Authority 5.25% 2039	6,000	7,912
Tesoro Logistics LP 5.50% 2019	1,615	1,712
Tesoro Logistics LP 5.25% 2025	975	1,027
Teva Pharmaceutical Finance Company BV 1.40% 2018	1,710	1,706
Teva Pharmaceutical Finance Company BV 2.20% 2021	3,320	3,262

Capital World Bond Fund — Page 18 of 27

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 2.80% 2023	$1,460	$1,422
Teva Pharmaceutical Finance Company BV 3.15% 2026	5,955	5,667
Teva Pharmaceutical Finance Company BV 4.10% 2046	5,820	5,391
Thermo Fisher Scientific Inc. 2.40% 2019	1,725	1,739
Thomson Reuters Corp. 4.30% 2023	4,250	4,563
Thomson Reuters Corp. 5.65% 2043	2,980	3,466
TI Automotive Ltd. 8.75% 20233	1,105	1,174
T-Mobile US, Inc. 6.50% 2026	550	608
Total Capital International 2.875% 2022	1,115	1,136
Toyota Motor Credit Corp. 1.45% 2018	725	725
Toyota Motor Credit Corp. 1.55% 2019	300	299
Toyota Motor Credit Corp. 1.70% 2019	3,000	3,004
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,521
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,350
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,253
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,268
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	650	688
Transocean Inc. 9.00% 20233	875	912
Transportadora de Gas Peru SA 4.25% 20283,4	625	652
Travelers Companies, Inc. 4.00% 2047	1,895	1,943
Trilogy International Partners, LLC 8.875% 20223	3,400	3,549
Turkey (Republic of) 6.25% 2022	6,285	6,842
Turkey (Republic of) 4.875% 2026	3,200	3,163
U.S. Treasury 1.125% 2019	34,575	34,448
U.S. Treasury 1.125% 2019	6,345	6,323
U.S. Treasury 1.50% 2019	22,100	22,129
U.S. Treasury 1.625% 2019	3,875	3,893
U.S. Treasury 1.25% 2020	13,610	13,526
U.S. Treasury 1.375% 2020	15,900	15,824
U.S. Treasury 1.50% 2020	13,000	12,980
U.S. Treasury 1.625% 2020	4,030	4,037
U.S. Treasury 1.125% 202112	195,025	191,058
U.S. Treasury 1.125% 2021	28,100	27,392
U.S. Treasury 1.75% 2021	24,000	23,939
U.S. Treasury 2.00% 202112	82,150	82,882
U.S. Treasury 2.125% 2021	13,900	14,092
U.S. Treasury 1.75% 2022	13,085	13,013
U.S. Treasury 1.75% 2022	2,000	1,988
U.S. Treasury 1.375% 2023	25,700	24,691
U.S. Treasury 1.375% 2023	6,900	6,623
U.S. Treasury 2.25% 2025	72,300	72,333
U.S. Treasury 2.00% 2026	240,295	234,379
U.S. Treasury 2.25% 2027	15,000	14,935
U.S. Treasury 2.375% 2027	25,256	25,426
U.S. Treasury 3.00% 2045	31,200	32,191
U.S. Treasury 2.25% 2046	60,150	53,045
U.S. Treasury 2.875% 2046	68,825	69,312
U.S. Treasury 3.00% 2047	70,100	72,460
U.S. Treasury 3.00% 2047	12,070	12,470
U.S. Treasury Inflation-Protected Security 0.125% 20221	175,435	174,665
U.S. Treasury Inflation-Protected Security 0.125% 20241	28,369	27,885
U.S. Treasury Inflation-Protected Security 0.625% 20241	159,417	161,822
U.S. Treasury Inflation-Protected Security 0.25% 20251	30,287	29,781
U.S. Treasury Inflation-Protected Security 0.375% 20251	27,322	27,147
U.S. Treasury Inflation-Protected Security 2.375% 20251	7,134	8,133

Capital World Bond Fund — Page 19 of 27

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 20261	$50,626	$50,989
U.S. Treasury Inflation-Protected Security 0.375% 20271	7,085	6,965
U.S. Treasury Inflation-Protected Security 1.375% 20441	42,971	46,845
U.S. Treasury Inflation-Protected Security 0.75% 20451	2,990	2,811
U.S. Treasury Inflation-Protected Security 1.00% 20461	101,651	101,727
Ultra Petroleum Corp. 6.875% 20223	1,175	1,168
Ultra Petroleum Corp. 7.125% 20253	500	494
UniCredit SPA 4.625% 20273	17,805	18,820
UniCredit SPA 5.861% 20323	9,025	9,287
Union Electric Co. 2.95% 2027	2,450	2,428
Unisys Corp. 10.75% 20223	1,300	1,430
United Mexican States 3.625% 2022	2,020	2,100
United Mexican States 4.15% 2027	740	767
United Mexican States 4.75% 2044	13,780	13,828
United Mexican States 4.35% 2047	2,600	2,448
United Technologies Corp. 2.30% 2022	5,000	4,988
United Technologies Corp. 3.125% 2027	5,000	5,019
UnitedHealth Group Inc. 2.70% 2020	2,330	2,383
UnitedHealth Group Inc. 2.125% 2021	10,000	9,979
UnitedHealth Group Inc. 3.75% 2025	2,160	2,278
UnitedHealth Group Inc. 3.375% 2027	4,000	4,093
Vale Overseas Ltd. 5.875% 2021	845	909
Vale Overseas Ltd. 4.375% 2022	255	260
Vale Overseas Ltd. 6.25% 2026	10,540	11,396
Valero Energy Partners LP 4.375% 2026	2,855	2,924
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,720	4,155
State of California, Various Purpose G.O. Bonds, 7.60% 2040	7,770	12,103
State of California, Various Purpose G.O. Bonds, 7.625% 2040	11,850	18,116
VEB Finance Ltd. 6.902% 20203	6,600	7,185
Venezuela (Bolivarian Republic of) 8.25% 2024	1,035	450
Venezuela (Bolivarian Republic of) 9.25% 2027	1,540	770
Venezuela (Bolivarian Republic of) 11.95% 20314	980	500
Verizon Communications Inc. 2.946% 20223	200	202
Verizon Communications Inc. 4.125% 2027	5,195	5,377
Verizon Communications Inc. 4.272% 2036	550	533
Virgin Australia Holdings Ltd. 8.50% 20193	1,150	1,215
Volkswagen Group of America Finance, LLC 2.45% 20193	2,320	2,334
VPI Escrow Corp. 6.375% 20203	6,875	6,695
VRX Escrow Corp. 6.125% 20253	4,525	3,846
Walgreens Boots Alliance, Inc. 3.45% 2026	2,500	2,500
Walgreens Boots Alliance, Inc. 4.65% 2046	1,200	1,263
WEA Finance LLC 1.75% 20173	5,435	5,435
WEA Finance LLC 2.70% 20193	9,285	9,367
WEA Finance LLC 3.25% 20203	3,795	3,865
Weatherford International PLC 4.50% 2022	210	186
Weatherford International PLC 8.25% 2023	2,575	2,581
Weatherford International PLC 6.50% 2036	2,125	1,817
Weatherford International PLC 6.75% 2040	4,235	3,663
WellPoint, Inc. 2.30% 2018	2,645	2,661
Wells Fargo & Co. 2.50% 2021	877	880
Wells Fargo & Co. 3.584% 2028	7,875	7,967
Western Gas Partners LP 2.60% 2018	130	130
Western Gas Partners LP 3.95% 2025	455	453
Western Gas Partners LP 4.65% 2026	4,855	4,979
Westfield Corp. Ltd. 3.15% 20223	1,075	1,082

Capital World Bond Fund — Page 20 of 27

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Williams Companies, Inc. 3.70% 2023	$2,230	$2,208
Williams Partners LP 4.125% 2020	1,625	1,700
Williams Partners LP 5.25% 2020	10,405	11,204
Williams Partners LP 4.50% 2023	3,110	3,324
Williams Partners LP 4.30% 2024	4,220	4,396
Williams Partners LP 3.75% 2027	85	84
Williams Partners LP 4.90% 2045	1,670	1,681
Williams Partners LP 5.10% 2045	1,152	1,200
Wind Acquisition SA 7.375% 20213	5,975	6,218
Windstream Holdings, Inc. 7.75% 2021	5,325	5,032
WM. Wrigley Jr. Co 3.375% 20203	5,270	5,443
WPP Finance 2010 3.75% 2024	4,000	4,105
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20233	2,150	2,174
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20253	1,100	1,160
Wynn Macau, Ltd. 5.25% 20213	3,400	3,493
Xcel Energy Inc. 3.35% 2026	82	83
Xcel Energy Inc. 4.80% 2041	381	409
Zambia (Republic of) 8.97% 20273,4	14,230	15,193
Zambia (Republic of) 8.97% 20274	2,300	2,456
Ziggo Bond Finance BV 5.50% 20273	3,750	3,839
Zimmer Holdings, Inc. 2.70% 2020	5,000	5,048
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,111
		4,860,814
Total bonds, notes & other debt instruments (cost: $10,736,775,000)		10,789,472
Convertible stocks0.03% U.S. dollars0.01%	Shares
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.304%9,10,13	1,141	365
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.304%9,10,13	719	288
		653
Miscellaneous0.02%
Other convertible stocks in initial period of acquisition		2,942
Total convertible stocks (cost: $5,056,000)		3,595
Common stocks0.02% U.S. dollars0.02%
Corporate Risk Holdings I, Inc.10,13	91,424	1,423
Corporate Risk Holdings Corp.10,13	462	—
Warrior Met Coal, Inc.3,10	74,526	1,174
NII Holdings, Inc.13	370,274	298
CEVA Group PLC9,10,13	527	152
Atrium Corp.3,10,13	191	—
Total common stocks (cost: $9,214,000)		3,047
Rights & warrants0.00% Miscellaneous0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $0)		—

Capital World Bond Fund — Page 21 of 27

unaudited

Short-term securities9.89%	Principal?amount (000)	Value (000)
American Honda Finance Corp. 0.94%–1.00% due 7/7/2017–7/10/2017	$ $100,000	$99,974
Bank of Montreal 1.21% due 9/8/2017	20,600	20,549
Egyptian Treasury Bills 15.61%–17.60% due 7/4/2017–4/3/2018	EGP777,800	39,051
Export Development Canada 1.22% due 10/3/2017	$20,100	20,039
Federal Home Loan Bank 0.64%–1.01% due 7/7/2017–8/8/2017	165,100	165,013
Japanese Treasury Discount Bills (0.16)% due 5/21/2018	¥52,950,000	471,165
Nigerian Treasury Bills 17.71%–17.80% due 6/14/2018–6/21/201810	NGN472,840	1,063
Sumitomo Mitsui Banking Corp. 1.16% due 7/25/20173	$50,000	49,958
Sweden (Kingdom of) (0.78)%–(0.70)% due 8/16/2017–9/20/2017	SEK200,000	23,774
Toronto-Dominion Bank 1.06% due 7/10/20173	$20,000	19,993
Total Capital Canada Ltd. 1.18% due 8/21/20173	50,000	49,915
Victory Receivables Corp. 1.16%–1.30% due 7/13/2017–9/19/20173	150,000	149,658
Wal-Mart Stores, Inc. 1.11%–1.13% due 7/19/2017–7/21/20173	75,000	74,955
Total short-term securities (cost: $1,182,184,000)		1,185,107
Total investment securities 99.95% (cost: $11,933,229,000)		11,981,221
Other assets less liabilities 0.05%		5,997
Net assets 100.00%		$11,987,218

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 6/30/201715 (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year Euro-Bund Futures	Long	34	September 2017	$3,400	$6,286	$(98)
30 Year Ultra U.S. Treasury Bond Futures	Long	722	September 2017	72,200	119,761	1,625
10 Year U.S. Treasury Note Futures	Long	715	September 2017	71,500	89,755	(222)
10 Year Ultra U.S. Treasury Note Futures	Long	269	September 2017	26,900	36,265	(97)
5 Year U.S. Treasury Note Futures	Long	1,669	October 2017	166,900	196,668	(445)
2 Year U.S. Treasury Note Futures	Short	121	October 2017	(24,200)	(26,149)	23
90 Day Euro Dollar Futures	Short	900	March 2018	(225,000)	(221,490)	100
						$886

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD2,085	ZAR26,975	UBS AG	7/7/2017	$26
USD2,018	ZAR26,150	UBS AG	7/7/2017	21
USD19,013	PLN70,985	JPMorgan Chase	7/7/2017	(142)
SEK473,592	USD54,645	Citibank	7/10/2017	1,602
NOK362,000	USD42,814	Bank of America, N.A.	7/10/2017	556
USD72,493	MYR309,000	JPMorgan Chase	7/10/2017	541
USD87,619	INR5,664,400	JPMorgan Chase	7/10/2017	104
USD30,782	INR1,990,000	JPMorgan Chase	7/10/2017	37
USD5,254	GBP4,050	Bank of New York Mellon	7/10/2017	(23)
EUR4,654	AUD7,000	JPMorgan Chase	7/10/2017	(61)
USD16,473	GBP13,000	Goldman Sachs	7/10/2017	(464)
GBP27,049	AUD46,475	UBS AG	7/10/2017	(474)

Capital World Bond Fund — Page 22 of 27

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD72,495	MXN1,327,600	Bank of America, N.A.	7/10/2017	$(535)
USD67,008	MXN1,228,575	Goldman Sachs	7/10/2017	(575)
USD66,892	MXN1,228,575	Bank of America, N.A.	7/10/2017	(691)
JPY4,611,357	USD42,275	HSBC Bank	7/10/2017	(1,258)
EUR64,823	PLN273,434	UBS AG	7/11/2017	297
USD24,525	THB834,700	Bank of America, N.A.	7/11/2017	(46)
USD16,992	AUD22,500	JPMorgan Chase	7/11/2017	(299)
JPY1,567,118	USD14,334	JPMorgan Chase	7/11/2017	(394)
USD35,543	ILS125,800	JPMorgan Chase	7/11/2017	(535)
JPY5,800,000	USD53,051	JPMorgan Chase	7/11/2017	(1,458)
EUR74,700	USD82,254	UBS AG	7/12/2017	3,120
EUR75,469	USD84,696	UBS AG	7/12/2017	1,558
SEK197,119	USD22,653	Barclays Bank PLC	7/12/2017	761
EUR84,303	PLN355,366	HSBC Bank	7/12/2017	457
NOK207,685	USD24,451	Barclays Bank PLC	7/12/2017	433
EUR12,055	USD13,534	Citibank	7/12/2017	243
EUR23,257	GBP20,270	Goldman Sachs	7/13/2017	169
USD5,483	INR353,700	Citibank	7/13/2017	21
USD5,999	GBP4,650	Bank of America, N.A.	7/13/2017	(60)
USD8,985	EUR8,000	Goldman Sachs	7/13/2017	(159)
USD19,091	BRL63,200	Citibank	7/14/2017	75
USD21,211	MXN390,000	Bank of America, N.A.	7/14/2017	(228)
USD18,784	MXN351,425	HSBC Bank	7/14/2017	(534)
EUR12,107	USD13,580	Citibank	7/17/2017	261
USD14,003	INR900,000	JPMorgan Chase	7/17/2017	112
SEK68,192	EUR7,000	Citibank	7/17/2017	100
EUR7,098	NZD11,000	JPMorgan Chase	7/17/2017	56
USD2,165	NZD3,000	JPMorgan Chase	7/17/2017	(33)
USD4,401	CAD6,000	Barclays Bank PLC	7/17/2017	(227)
USD14,576	EUR12,995	Citibank	7/17/2017	(280)
USD15,820	AUD21,000	JPMorgan Chase	7/17/2017	(316)
USD20,574	AUD27,300	Bank of America, N.A.	7/17/2017	(404)
JPY15,164,360	USD137,982	Bank of America, N.A.	7/18/2017	(3,048)
JPY15,841,887	USD144,115	JPMorgan Chase	7/18/2017	(3,152)
EUR42,218	USD47,146	Citibank	7/19/2017	1,124
EUR8,035	USD9,016	UBS AG	7/19/2017	171
SEK39,107	USD4,503	UBS AG	7/19/2017	144
USD50,910	AUD66,830	Citibank	7/19/2017	(441)
JPY1,857,654	USD17,024	HSBC Bank	7/19/2017	(494)
JPY2,898,330	USD26,559	JPMorgan Chase	7/19/2017	(768)
EUR21,064	USD23,528	UBS AG	7/20/2017	557
USD14,439	BRL47,900	HSBC Bank	7/20/2017	47
USD21,222	EUR19,000	Bank of America, N.A.	7/20/2017	(503)
USD2,146	IDR28,589,600	JPMorgan Chase	7/21/2017	6
USD2,395	AUD3,200	JPMorgan Chase	7/21/2017	(64)
USD2,095	NZD3,000	JPMorgan Chase	7/21/2017	(102)
EUR25,842	USD28,800	Goldman Sachs	7/24/2017	756
EUR79,208	NOK755,000	UBS AG	7/24/2017	108
EUR4,872	NZD7,500	JPMorgan Chase	7/24/2017	78
USD29,941	ZAR393,200	JPMorgan Chase	7/24/2017	20
USD11,266	INR730,800	Barclays Bank PLC	7/24/2017	(3)
USD17,852	ZAR234,800	UBS AG	7/24/2017	(16)

Capital World Bond Fund — Page 23 of 27

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD3,620	NZD5,000	JPMorgan Chase	7/24/2017	$(42)
EUR10,220	GBP9,010	HSBC Bank	7/24/2017	(57)
USD3,179	EUR2,830	UBS AG	7/24/2017	(57)
USD3,566	EUR3,200	JPMorgan Chase	7/24/2017	(93)
USD60,269	MYR260,410	JPMorgan Chase	7/24/2017	(330)
JPY7,565,659	USD67,960	HSBC Bank	7/24/2017	(621)
USD44,550	AUD58,800	UBS AG	7/24/2017	(628)
EUR47,856	USD53,938	Bank of America, N.A.	7/25/2017	797
JPY2,601,220	USD23,366	UBS AG	7/25/2017	(212)
JPY1,937,908	USD17,400	Goldman Sachs	7/27/2017	(149)
USD23,400	AUD31,025	Bank of America, N.A.	7/27/2017	(437)
JPY5,005,864	USD45,037	Bank of America, N.A.	7/27/2017	(475)
USD32,092	AUD42,550	Bank of America, N.A.	7/27/2017	(599)
JPY2,203,574	EUR17,750	Goldman Sachs	7/27/2017	(688)
JPY7,826,342	USD70,366	Citibank	7/27/2017	(696)
EUR83,098	USD93,115	Barclays Bank PLC	7/28/2017	1,945
EUR82,982	USD93,115	Goldman Sachs	7/28/2017	1,812
EUR45,000	USD50,433	Citibank	7/28/2017	1,044
EUR31,027	USD34,800	Citibank	7/28/2017	694
SEK87,989	USD10,107	Goldman Sachs	7/28/2017	355
NOK42,277	USD4,991	Goldman Sachs	7/28/2017	76
EUR7,071	PLN30,000	Citibank	7/28/2017	(5)
NOK142,311	EUR15,000	Citibank	7/28/2017	(103)
SEK745,104	USD87,700	Goldman Sachs	8/3/2017	924
GBP109,982	EUR124,900	Bank of America, N.A.	8/4/2017	484
EUR4,884	USD5,475	Bank of America, N.A.	8/4/2017	113
USD1,676	ILS5,900	Bank of America, N.A.	8/4/2017	(17)
USD1,093	EUR975	JPMorgan Chase	8/4/2017	(23)
USD4,521	GBP3,500	Bank of America, N.A.	8/4/2017	(43)
USD5,475	GBP4,300	Bank of America, N.A.	8/4/2017	(132)
USD8,610	EUR7,680	UBS AG	8/4/2017	(178)
NOK149,862	CHF17,000	Bank of America, N.A.	8/10/2017	189
USD7,894	BRL26,275	JPMorgan Chase	8/10/2017	34
USD23,147	NZD31,850	Citibank	8/10/2017	(175)
USD36,682	CAD47,830	Goldman Sachs	8/10/2017	(229)
CZK262,170	EUR10,000	Citibank	8/11/2017	49
USD45,776	CNH320,000	Citibank	8/14/2017	(1,254)
JPY12,195,000	USD110,723	HSBC Bank	8/14/2017	(2,083)
USD11,577	SEK100,000	HSBC Bank	8/16/2017	(326)
SEK154,107	USD17,759	Barclays Bank PLC	8/17/2017	584
USD6,839	GBP5,350	Bank of New York Mellon	8/18/2017	(140)
USD4,003	ILS14,100	HSBC Bank	8/21/2017	(47)
USD12,002	EUR10,730	Citibank	8/21/2017	(287)
JPY4,334,444	USD39,063	HSBC Bank	8/23/2017	(436)
USD26,951	EUR24,000	Bank of America, N.A.	8/23/2017	(539)
USD11,457	SEK100,000	HSBC Bank	9/20/2017	(470)
USD144,325	BRL472,000	JPMorgan Chase	3/29/2018	8,375
USD363,513	JPY40,150,000	Citibank	5/21/2018	669
USD115,890	JPY12,800,000	Citibank	5/21/2018	213
				$2,560

Capital World Bond Fund — Page 24 of 27

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
U.S. EFFR	1.299%	1/31/2018	$1,760,000	$(53)	$—	$(53)
1.707%	3-month USD-LIBOR	3/16/2019	130,000	320	—	320
1.6505%	3-month USD-LIBOR	3/21/2019	250,000	360	—	360
1.325%	U.S. EFFR	4/6/2019	60,000	(67)	—	(67)
1.345%	6-month NOK-NIBOR	12/16/2019	NKr350,000	163	—	163
6-month EURIBOR	(0.1003)%	12/16/2019	€32,000	(65)	—	(65)
1.36%	6-month NOK-NIBOR	12/19/2019	NKr500,000	255	—	255
2.046%	3-month AUD-BBSW	2/10/2020	A$40,000	(85)	—	(85)
2.5725%	3-month NZD-BBR-FRA	2/13/2020	NZ$40,000	82	—	82
3-month USD-LIBOR	1.6597%	2/13/2020	$60,000	49	—	49
1.9207%	6-month AUD-BBSW	5/22/2020	A$27,000	(160)	—	(160)
3-month USD-LIBOR	1.6332%	5/23/2020	$18,000	47	—	47
1.572%	3-month USD-LIBOR	9/16/2020	60,000	(361)	—	(361)
1.0625%	3-month Canada BA	11/5/2020	C$80,000	(850)	—	(850)
2.22%	6-month AUD-BBSW	11/7/2020	A$80,000	(293)	—	(293)
3-month USD-LIBOR	1.358%	11/8/2020	$60,000	710	—	710
3-month USD-LIBOR	1.365%	11/8/2020	60,000	703	—	703
3-month USD-LIBOR	1.67%	11/14/2020	55,000	325	—	325
2.86%	3-month NZD-BBR-FRA	11/14/2020	NZ$80,000	(68)	—	(68)
1.2185%	3-month USD-LIBOR	2/8/2021	$70,000	(1,449)	—	(1,449)
6.775%	28-day MXN-TIIE	6/20/2022	MXN1,100,000	(64)	—	(64)
6.73%	28-day MXN-TIIE	6/20/2022	850,000	(140)	—	(140)
3-month USD-LIBOR	1.5075%	9/22/2026	$9,600	591	—	591
3-month USD-LIBOR	2.468%	12/19/2026	10,000	(193)	—	(193)
6-month HUF-BUBOR	2.58%	3/31/2027	HUF11,590,000	(1,261)	—	(1,261)
3-month SEK-STIBOR	1.125%	4/28/2027	SKr100,000	94	—	94
0.8153%	6-month EURIBOR	4/28/2027	€10,000	(72)	—	(72)
6-month EURIBOR	0.7952%	5/23/2027	12,500	129	—	129
6-month CZK-PRIBOR	1.149%	6/15/2027	CZK120,000	65	—	65
0.7638%	6-month EURIBOR	6/15/2027	€4,500	(65)	—	(65)
6-month EURIBOR	0.7962%	9/22/2036	14,700	1,881	—	1,881
3-month USD-LIBOR	2.562%	11/4/2045	$20,000	(144)	—	(144)
3-month USD-LIBOR	2.52611%	11/24/2045	67,000	24	—	24
3-month USD-LIBOR	2.535%	11/24/2045	8,000	(12)	—	(12)
3-month USD-LIBOR	2.556%	11/27/2045	47,000	(281)	—	(281)
3-month USD-LIBOR	2.354%	1/29/2046	30,000	1,105	—	1,105
3-month USD-LIBOR	2.116%	4/15/2046	14,000	1,234	—	1,234
3-month USD-LIBOR	1.794%	8/3/2046	50,000	7,910	—	7,910
3-month USD-LIBOR	1.9095%	10/11/2046	30,000	4,019	—	4,019
3-month USD-LIBOR	2.699%	1/31/2047	20,000	(745)	—	(745)
3-month USD-LIBOR	2.659%	2/8/2047	15,000	(425)	—	(425)
3-month USD-LIBOR	2.696%	3/7/2047	20,000	(733)	—	(733)
6-month EURIBOR	1.4162%	3/8/2047	€18,000	612	—	612
6-month EURIBOR	1.4247%	4/28/2047	20,000	638	—	638
					$—	$13,730

Capital World Bond Fund — Page 25 of 27

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Index-linked bond whose principal amount moves with a government price index.
2	Step bond; coupon rate will increase at a later date.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,281,528,000, which represented 10.69% of the net assets of the fund.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Coupon rate may change periodically.
6	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $23,832,000, which represented .20% of the net assets of the fund.
7	Scheduled interest and/or principal payment was not received.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
10	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $7,012,000, which represented .06% of the net assets of the fund.
11	Purchased on a TBA basis.
12	A portion of this security was pledged as collateral. The total value of pledged collateral was $73,813,000, which represented .62% of the net assets of the fund.
13	Security did not produce income during the last 12 months.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$13,100	$13,172.11%
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%	3/10/2010-5/2/2013	1,687	365.00
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%	4/3/2013-8/27/2013	729	288.00
CEVA Group PLC	3/10/2010-5/2/2013	719	152.00
Total private placement securities		$ 16,235	$ 13,977.11%

Key to abbreviations and symbols
ARS = Argentine pesos	INR = Indian rupees
AUD/A$ = Australian dollars	JPY/¥ = Japanese yen
BA = Banker’s acceptances	LIBOR = London Interbank Offered Rate
BBR = Bank base rate	MXN = Mexican pesos
BBSW = Bank Bill Swap	MYR = Malaysian ringgits
BRL = Brazilian reais	NGN = Nigerian naira
BUBOR = Budapest Interbank Offered Rate	NIBOR = Norwegian Interbank Offered Rate
C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CHF = Swiss francs	NZD/NZ$ = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH = Chinese yuan renminbi	PHP = Philippine pesos
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	PRIBOR = Prague Interbank Offered Rate
DKr = Danish kroner	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	SEK/SKr = Swedish kronor
EGP = Egyptian pounds	STIBOR = Stockholm Interbank Offered Rate
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	THB = Thai baht
FRA = Forward rate agreement	TIIE = Interbank Equilibrium Interest Rate
GBP/£ = British pounds	TRY = Turkish lira
GHS = Ghanaian cedi	USD/$ = U.S. dollars
HUF = Hungarian forints	UYU = Uruguayan pesos
IDR = Indonesian rupiah	ZAR = South African rand
ILS = Israeli shekels	ZMW = Zambian kwacha

Capital World Bond Fund — Page 26 of 27

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

MFGEFPX-031-0817O-S60696	Capital World Bond Fund — Page 27 of 27

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: August 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: August 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2017